Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Total Market Index Portfolio
September 30, 2022
VTMI-NPRT3-1122
1.9887333.104
Common Stocks - 97.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.3%
Diversified Telecommunication Services - 0.9%
Anterix, Inc. (a)	273	9,752
AST SpaceMobile, Inc. (a)(b)	616	4,448
AT&T, Inc.	110,560	1,695,990
ATN International, Inc.	168	6,480
Bandwidth, Inc. (a)	380	4,522
Cogent Communications Group, Inc.	674	35,156
Consolidated Communications Holdings, Inc. (a)	1,059	4,405
EchoStar Holding Corp. Class A (a)(b)	583	9,602
Frontier Communications Parent, Inc. (a)	3,249	76,124
Globalstar, Inc. (a)(b)	10,809	17,186
IDT Corp. Class B (a)	241	5,984
Iridium Communications, Inc. (a)	1,982	87,941
Liberty Global PLC:
Class A (a)	2,928	45,648
Class C (a)	4,455	73,508
Liberty Latin America Ltd.:
Class A (a)	333	2,061
Class C (a)	2,781	17,103
Lumen Technologies, Inc. (b)	14,380	104,686
Ooma, Inc. (a)	362	4,453
Radius Global Infrastructure, Inc. (a)(b)	1,030	9,703
Verizon Communications, Inc.	64,857	2,462,620
		4,677,372
Entertainment - 1.2%
Activision Blizzard, Inc.	12,053	896,020
AMC Entertainment Holdings, Inc. Class A (a)(b)	12,578	87,669
Cinedigm Corp. (a)(b)	2,571	1,015
Cinemark Holdings, Inc. (a)	1,613	19,533
Electronic Arts, Inc.	4,341	502,297
Genius Brands International, Inc. (a)(b)	5,036	3,029
Lions Gate Entertainment Corp.:
Class A (a)(b)	706	5,246
Class B (a)	2,230	15,499
Live Nation Entertainment, Inc. (a)	2,118	161,053
Madison Square Garden Entertainment Corp. (a)(b)	373	16,446
Madison Square Garden Sports Corp. (a)	268	36,625
Marcus Corp. (b)	305	4,236
Netflix, Inc. (a)	6,862	1,615,589
Playstudios, Inc. Class A (a)	1,342	4,684
Playtika Holding Corp. (a)(b)	1,697	15,935
Roku, Inc. Class A (a)	1,855	104,622
Sciplay Corp. (A Shares) (a)	374	4,398
Skillz, Inc. (a)(b)	4,183	4,267
Take-Two Interactive Software, Inc. (a)	2,442	266,178
The Walt Disney Co. (a)	28,136	2,654,069
Warner Bros Discovery, Inc. (a)	34,124	392,426
Warner Music Group Corp. Class A	1,801	41,801
World Wrestling Entertainment, Inc. Class A (b)	669	46,944
		6,899,581
Interactive Media & Services - 4.2%
Alphabet, Inc.:
Class A (a)	92,882	8,884,163
Class C (a)	85,201	8,192,076
Angi, Inc. (a)	1,188	3,505
Bumble, Inc. (a)	1,090	23,424
CarGurus, Inc. Class A (a)	1,341	19,002
Cars.com, Inc. (a)	986	11,339
Eventbrite, Inc. (a)(b)	1,256	7,636
EverQuote, Inc. Class A (a)(b)	354	2,414
fuboTV, Inc. (a)(b)	2,710	9,621
IAC, Inc. (a)	1,310	72,548
Izea Worldwide, Inc. (a)(b)	1,429	1,018
Liberty TripAdvisor Holdings, Inc. (a)	766	835
Match Group, Inc. (a)	4,418	210,960
MediaAlpha, Inc. Class A (a)(b)	357	3,124
Meta Platforms, Inc. Class A (a)	35,423	4,806,193
Nextdoor Holdings, Inc. (a)(b)	1,440	4,018
Pinterest, Inc. Class A (a)	8,882	206,951
QuinStreet, Inc. (a)	701	7,361
Shutterstock, Inc.	378	18,964
Snap, Inc. Class A (a)	16,882	165,781
TripAdvisor, Inc. (a)(b)	1,591	35,129
TrueCar, Inc. (a)	1,421	2,146
Twitter, Inc. (a)	11,780	516,435
Vimeo, Inc. (a)	2,325	9,300
Yelp, Inc. (a)	1,057	35,843
Ziff Davis, Inc. (a)	740	50,675
Zoominfo Technologies, Inc. (a)	4,680	194,969
		23,495,430
Media - 0.8%
Advantage Solutions, Inc. Class A (a)	1,586	3,378
Altice U.S.A., Inc. Class A (a)	3,402	19,834
AMC Networks, Inc. Class A (a)	432	8,770
Audacy, Inc. Class A (a)	1,278	493
Boston Omaha Corp. (a)(b)	271	6,244
Cable One, Inc.	76	64,832
Cardlytics, Inc. (a)	544	5,114
Charter Communications, Inc. Class A (a)	1,790	542,997
Clear Channel Outdoor Holdings, Inc. (a)	7,293	9,991
Comcast Corp. Class A	69,050	2,025,237
DISH Network Corp. Class A (a)	3,909	54,061
E.W. Scripps Co. Class A (a)	870	9,805
Entravision Communication Corp. Class A	1,002	3,978
Fox Corp.:
Class A	5,038	154,566
Class B	1,990	56,715
Gannett Co., Inc. (a)	2,235	3,420
Gray Television, Inc.	1,398	20,019
iHeartMedia, Inc. (a)	1,604	11,757
Interpublic Group of Companies, Inc.	6,095	156,032
John Wiley & Sons, Inc. Class A	651	24,452
Lee Enterprises, Inc. (a)	79	1,390
Liberty Broadband Corp.:
Class A (a)	382	28,497
Class C (a)	1,966	145,091
Liberty Media Corp.:
Liberty Braves Class A (a)(b)	317	8,924
Liberty Braves Class C (a)	450	12,375
Liberty Formula One Group Series C (a)	3,076	179,946
Liberty Media Class A (a)	439	23,056
Liberty SiriusXM Series A (a)(b)	1,203	45,798
Liberty SiriusXM Series C (a)	2,476	93,370
Loyalty Ventures, Inc. (a)	223	270
Magnite, Inc. (a)	1,700	11,169
National CineMedia, Inc. (b)	734	478
News Corp.:
Class A	5,743	86,777
Class B	2,135	32,922
Nexstar Broadcasting Group, Inc. Class A	623	103,948
Omnicom Group, Inc.	3,178	200,500
Paramount Global:
Class A (b)	321	6,914
Class B (b)	9,198	175,130
PubMatic, Inc. (a)	710	11,807
Scholastic Corp.	449	13,811
Sinclair Broadcast Group, Inc. Class A	685	12,392
Sirius XM Holdings, Inc. (b)	13,831	78,975
Stagwell, Inc. (a)(b)	1,173	8,152
TechTarget, Inc. (a)	423	25,042
TEGNA, Inc.	3,411	70,539
The New York Times Co. Class A	2,589	74,434
Thryv Holdings, Inc. (a)	270	6,164
WideOpenWest, Inc. (a)	805	9,877
		4,649,443
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)	1,012	12,265
KORE Group Holdings, Inc. (a)	383	732
NII Holdings, Inc. (a)(c)	363	94
Shenandoah Telecommunications Co.	735	12,510
T-Mobile U.S., Inc. (a)	9,096	1,220,410
Telephone & Data Systems, Inc.	1,564	21,740
U.S. Cellular Corp. (a)	241	6,273
		1,274,024
TOTAL COMMUNICATION SERVICES		40,995,850
CONSUMER DISCRETIONARY - 11.4%
Auto Components - 0.2%
Adient PLC (a)	1,483	41,153
American Axle & Manufacturing Holdings, Inc. (a)	1,733	11,836
Aptiv PLC (a)	4,190	327,700
Autoliv, Inc.	1,219	81,222
BorgWarner, Inc.	3,711	116,525
Cooper-Standard Holding, Inc. (a)	219	1,279
Dana, Inc.	2,149	24,563
Dorman Products, Inc. (a)	446	36,626
Fox Factory Holding Corp. (a)	659	52,114
Garrett Motion, Inc. (a)(b)	847	4,786
Gentex Corp.	3,642	86,825
Gentherm, Inc. (a)	501	24,915
Holley, Inc. (a)(b)	566	2,292
LCI Industries	398	40,381
Lear Corp.	926	110,833
Luminar Technologies, Inc. (a)(b)	3,516	25,614
Modine Manufacturing Co. (a)	787	10,184
Motorcar Parts of America, Inc. (a)	233	3,546
Patrick Industries, Inc.	326	14,292
QuantumScape Corp. Class A (a)(b)	4,070	34,229
Standard Motor Products, Inc.	266	8,645
Stoneridge, Inc. (a)	418	7,085
Tenneco, Inc. (a)	1,160	20,172
The Goodyear Tire & Rubber Co. (a)	4,396	44,356
Visteon Corp. (a)	434	46,030
XL Fleet Corp. (Class A) (a)	1,170	1,041
XPEL, Inc. (a)	252	16,239
		1,194,483
Automobiles - 2.2%
Arcimoto, Inc. (a)(b)	410	566
Canoo, Inc. (a)(b)	2,211	4,146
Faraday Future Intelligent Electric, Inc. (a)(b)	2,176	1,384
Fisker, Inc. (a)(b)	2,107	15,908
Ford Motor Co.	60,987	683,054
General Motors Co.	22,530	722,988
Harley-Davidson, Inc.	2,278	79,457
Lordstown Motors Corp. Class A (a)(b)	2,064	3,777
Lucid Group, Inc. Class A (a)(b)	8,776	122,601
Rivian Automotive, Inc. (b)	2,485	81,781
Tesla, Inc. (a)	38,880	10,312,920
Thor Industries, Inc. (b)	855	59,833
Winnebago Industries, Inc.	494	26,286
Workhorse Group, Inc. (a)(b)	2,225	6,386
		12,121,087
Distributors - 0.1%
Funko, Inc. (a)	374	7,562
Genuine Parts Co.	2,175	324,771
LKQ Corp.	4,017	189,402
Pool Corp.	620	197,290
		719,025
Diversified Consumer Services - 0.1%
2U, Inc. (a)	1,112	6,950
ADT, Inc.	3,837	28,739
Adtalem Global Education, Inc. (a)	723	26,353
American Public Education, Inc. (a)(b)	314	2,870
Bright Horizons Family Solutions, Inc. (a)	926	53,384
Carriage Services, Inc.	193	6,207
Chegg, Inc. (a)	2,000	42,140
Coursera, Inc. (a)	1,263	13,615
Duolingo, Inc. (a)	327	31,140
European Wax Center, Inc. (b)	249	4,594
Frontdoor, Inc. (a)	1,236	25,202
Graham Holdings Co.	59	31,741
Grand Canyon Education, Inc. (a)	487	40,056
H&R Block, Inc.	2,460	104,648
Laureate Education, Inc. Class A	2,172	22,915
Nerdy, Inc. Class A (a)(b)	737	1,555
OneSpaWorld Holdings Ltd. (a)	971	8,156
Perdoceo Education Corp. (a)	1,160	11,948
PowerSchool Holdings, Inc. (a)	610	10,181
Rover Group, Inc. Class A (a)(b)	1,322	4,415
Service Corp. International	2,449	141,405
Strategic Education, Inc.	363	22,292
Stride, Inc. (a)	673	28,286
Terminix Global Holdings, Inc. (a)	1,868	71,526
The Beachbody Co., Inc. (a)(b)	1,191	1,203
Vivint Smart Home, Inc. Class A (a)	535	3,520
WW International, Inc. (a)	900	3,537
Xpresspa Group, Inc. (a)(b)	1,422	1,088
		749,666
Hotels, Restaurants & Leisure - 2.0%
Accel Entertainment, Inc. (a)	765	5,975
Airbnb, Inc. Class A (a)	5,905	620,261
ARAMARK Holdings Corp.	3,977	124,082
Bally's Corp. (a)	446	8,813
BJ's Restaurants, Inc. (a)	404	9,635
Bloomin' Brands, Inc.	1,200	21,996
Bluegreen Vacations Holding Corp. Class A	159	2,627
Booking Holdings, Inc. (a)	627	1,030,293
Boyd Gaming Corp.	1,241	59,134
Brinker International, Inc. (a)	709	17,711
Caesars Entertainment, Inc. (a)	3,322	107,168
Carnival Corp. (a)(b)	12,569	88,360
Century Casinos, Inc. (a)	312	2,047
Chipotle Mexican Grill, Inc. (a)	432	649,192
Choice Hotels International, Inc. (b)	513	56,184
Churchill Downs, Inc.	531	97,784
Chuy's Holdings, Inc. (a)	308	7,139
Cracker Barrel Old Country Store, Inc. (b)	361	33,421
Darden Restaurants, Inc.	1,927	243,419
Dave & Buster's Entertainment, Inc. (a)	628	19,487
Denny's Corp. (a)	971	9,137
Dine Brands Global, Inc.	255	16,208
Domino's Pizza, Inc.	556	172,471
Draftkings Holdings, Inc. (a)(b)	5,555	84,103
Drive Shack, Inc. (a)(b)	941	583
Dutch Bros, Inc. (b)	405	12,616
El Pollo Loco Holdings, Inc. (a)	249	2,221
Everi Holdings, Inc. (a)	1,471	23,860
Expedia, Inc. (a)	2,342	219,422
F45 Training Holdings, Inc. (a)	254	785
First Watch Restaurant Group, Inc. (b)	163	2,360
Full House Resorts, Inc. (a)	418	2,349
GAN Ltd. (a)	480	1,066
Golden Entertainment, Inc. (a)	312	10,886
Hilton Grand Vacations, Inc. (a)	1,394	45,849
Hilton Worldwide Holdings, Inc.	4,299	518,545
Hyatt Hotels Corp. Class A (a)	790	63,958
Inspired Entertainment, Inc. (a)	324	2,861
Jack in the Box, Inc.	333	24,665
Krispy Kreme, Inc. (b)	477	5,500
Kura Sushi U.S.A., Inc. Class A (a)	69	5,077
Las Vegas Sands Corp. (a)	5,313	199,344
Life Time Group Holdings, Inc. (b)	588	5,733
Light & Wonder, Inc. Class A (a)	1,488	63,805
Lindblad Expeditions Holdings (a)	526	3,556
Lottery.Com, Inc. (a)(b)	687	155
Marriott International, Inc. Class A	4,246	595,034
Marriott Vacations Worldwide Corp.	642	78,234
McDonald's Corp.	11,417	2,634,359
Membership Collective Group, Inc. Class A (a)(b)	384	1,812
MGM Resorts International	5,468	162,509
Monarch Casino & Resort, Inc. (a)	195	10,947
Noodles & Co. (a)	693	3,257
Norwegian Cruise Line Holdings Ltd. (a)(b)	6,491	73,738
Papa John's International, Inc.	503	35,215
Penn Entertainment, Inc. (a)	2,541	69,903
Planet Fitness, Inc. (a)	1,317	75,938
Playa Hotels & Resorts NV (a)	1,966	11,442
PlayAGS, Inc. (a)	367	1,945
Portillo's, Inc.	325	6,399
RCI Hospitality Holdings, Inc.	136	8,886
Red Robin Gourmet Burgers, Inc. (a)	192	1,292
Red Rock Resorts, Inc.	798	27,339
Royal Caribbean Cruises Ltd. (a)(b)	3,470	131,513
Rush Street Interactive, Inc. (a)	941	3,463
Ruth's Hospitality Group, Inc.	436	7,351
SeaWorld Entertainment, Inc. (a)	737	33,541
Shake Shack, Inc. Class A (a)	595	26,763
Six Flags Entertainment Corp. (a)(b)	1,242	21,983
Starbucks Corp.	17,711	1,492,329
Texas Roadhouse, Inc. Class A	1,054	91,972
The Cheesecake Factory, Inc. (b)	784	22,956
The ONE Group Hospitality, Inc. (a)(b)	271	1,799
Travel+Leisure Co.	1,332	45,448
Vail Resorts, Inc.	628	135,422
Wendy's Co.	2,643	49,398
Wingstop, Inc.	463	58,069
Wyndham Hotels & Resorts, Inc.	1,426	87,485
Wynn Resorts Ltd. (a)	1,631	102,802
Xponential Fitness, Inc. (a)	248	4,528
Yum! Brands, Inc.	4,397	467,577
		11,284,491
Household Durables - 0.4%
Aterian, Inc. (a)(b)	504	625
Bassett Furniture Industries, Inc.	128	2,007
Beazer Homes U.S.A., Inc. (a)	458	4,429
Cavco Industries, Inc. (a)	128	26,337
Century Communities, Inc.	436	18,652
Cricut, Inc. (a)(b)	675	6,251
D.R. Horton, Inc.	4,950	333,383
Dream Finders Homes, Inc. (a)(b)	220	2,332
Ethan Allen Interiors, Inc.	346	7,314
Garmin Ltd.	2,363	189,773
GoPro, Inc. Class A (a)	1,943	9,579
Green Brick Partners, Inc. (a)	693	14,816
Helen of Troy Ltd. (a)	375	36,165
Hooker Furnishings Corp.	145	1,956
Hovnanian Enterprises, Inc. Class A (a)	60	2,142
Installed Building Products, Inc.	347	28,104
iRobot Corp. (a)(b)	428	24,109
KB Home	1,378	35,718
La-Z-Boy, Inc.	711	16,047
Leggett & Platt, Inc.	2,081	69,131
Lennar Corp.:
Class A	3,950	294,473
Class B	293	17,436
LGI Homes, Inc. (a)(b)	329	26,771
Lovesac (a)	213	4,341
M.D.C. Holdings, Inc.	864	23,691
M/I Homes, Inc. (a)	431	15,615
Meritage Homes Corp. (a)	575	40,405
Mohawk Industries, Inc. (a)	798	72,770
Newell Brands, Inc.	5,704	79,229
NVR, Inc. (a)	48	191,380
PulteGroup, Inc.	3,676	137,850
Purple Innovation, Inc. (a)	1,144	4,633
Skyline Champion Corp. (a)	823	43,512
Snap One Holdings Corp. (a)(b)	167	1,693
Sonos, Inc. (a)	1,932	26,855
Taylor Morrison Home Corp. (a)	1,864	43,468
Tempur Sealy International, Inc.	2,733	65,975
Toll Brothers, Inc.	1,705	71,610
TopBuild Corp. (a)	508	83,708
Traeger, Inc. (a)	293	826
TRI Pointe Homes, Inc. (a)	1,555	23,496
Tupperware Brands Corp. (a)	630	4,127
Universal Electronics, Inc. (a)	188	3,698
Vizio Holding Corp. (a)	597	5,218
VOXX International Corp. (a)(b)	261	1,986
Vuzix Corp. (a)(b)	952	5,512
Weber, Inc. (b)	225	1,478
Whirlpool Corp.	869	117,150
ZAGG, Inc. rights (a)(c)	132	12
		2,237,788
Internet & Direct Marketing Retail - 3.0%
1-800-FLOWERS.com, Inc. Class A (a)	340	2,207
Amazon.com, Inc. (a)	135,139	15,270,707
BARK, Inc. (a)	998	1,816
CarParts.com, Inc. (a)	760	3,929
Chewy, Inc. (a)(b)	1,407	43,223
ContextLogic, Inc. (a)(b)	5,272	3,869
Doordash, Inc. (a)	2,585	127,828
Duluth Holdings, Inc. (a)	205	1,443
eBay, Inc.	8,656	318,627
Etsy, Inc. (a)	1,967	196,956
Groupon, Inc. (a)(b)	252	2,006
Lands' End, Inc. (a)(b)	235	1,814
Liquidity Services, Inc. (a)	406	6,602
Lyft, Inc. (a)	4,677	61,596
Overstock.com, Inc. (a)(b)	630	15,341
PetMed Express, Inc. (b)	286	5,583
Polished.Com, Inc. (a)(b)	1,299	676
Porch Group, Inc. Class A (a)(b)	941	2,117
Poshmark, Inc. (a)(b)	619	9,700
Quotient Technology, Inc. (a)(b)	1,173	2,710
Qurate Retail, Inc. Series A	5,139	10,329
Rent the Runway, Inc. Class A	373	821
Revolve Group, Inc. (a)(b)	674	14,619
RumbleON, Inc. Class B (a)	159	2,690
Stitch Fix, Inc. (a)(b)	1,275	5,036
The RealReal, Inc. (a)	1,003	1,505
thredUP, Inc. (a)	640	1,178
Uber Technologies, Inc. (a)	26,086	691,279
Vivid Seats, Inc. Class A	268	2,053
Wayfair LLC Class A (a)(b)	1,247	40,590
Xometry, Inc. (a)(b)	141	8,007
		16,856,857
Leisure Products - 0.1%
Acushnet Holdings Corp.	542	23,572
American Outdoor Brands, Inc. (a)(b)	175	1,535
AMMO, Inc. (a)(b)	1,377	4,035
Brunswick Corp.	1,171	76,642
Clarus Corp. (b)	375	5,054
Hasbro, Inc.	2,022	136,323
JAKKS Pacific, Inc. (a)	149	2,880
Johnson Outdoors, Inc. Class A	109	5,593
Latham Group, Inc. (a)	398	1,429
Malibu Boats, Inc. Class A (a)	338	16,221
MasterCraft Boat Holdings, Inc. (a)	256	4,826
Mattel, Inc. (a)	5,443	103,090
Nautilus, Inc. (a)	321	523
Peloton Interactive, Inc. Class A (a)(b)	4,796	33,236
Polaris, Inc. (b)	863	82,546
Smith & Wesson Brands, Inc.	681	7,062
Solo Brands, Inc. Class A	297	1,129
Sturm, Ruger & Co., Inc.	293	14,881
Topgolf Callaway Brands Corp. (a)(b)	1,843	35,496
Vista Outdoor, Inc. (a)	898	21,839
YETI Holdings, Inc. (a)	1,345	38,359
		616,271
Multiline Retail - 0.5%
Big Lots, Inc. (b)	451	7,040
Dillard's, Inc. Class A	60	16,366
Dollar General Corp.	3,529	846,466
Dollar Tree, Inc. (a)	3,475	472,948
Franchise Group, Inc.	407	9,890
Kohl's Corp.	1,991	50,074
Macy's, Inc.	4,414	69,167
Nordstrom, Inc. (b)	1,782	29,813
Ollie's Bargain Outlet Holdings, Inc. (a)	901	46,492
Target Corp.	7,141	1,059,653
		2,607,909
Specialty Retail - 2.2%
Abercrombie & Fitch Co. Class A (a)	753	11,709
Academy Sports & Outdoors, Inc.	1,322	55,762
Advance Auto Parts, Inc.	943	147,429
America's Car Mart, Inc. (a)	88	5,370
American Eagle Outfitters, Inc.	2,435	23,693
Arko Corp.	966	9,071
Asbury Automotive Group, Inc. (a)	344	51,978
AutoNation, Inc. (a)	550	56,029
AutoZone, Inc. (a)	306	655,431
Barnes & Noble Education, Inc. (a)	379	910
Bath & Body Works, Inc.	3,689	120,261
Bed Bath & Beyond, Inc. (a)(b)	1,195	7,278
Best Buy Co., Inc.	3,132	198,381
Big 5 Sporting Goods Corp. (b)	290	3,115
Boot Barn Holdings, Inc. (a)	451	26,365
Brilliant Earth Group, Inc. Class A	231	1,324
Build-A-Bear Workshop, Inc.	191	2,546
Burlington Stores, Inc. (a)	1,023	114,463
Caleres, Inc.	571	13,830
Camping World Holdings, Inc. (b)	563	14,255
CarMax, Inc. (a)	2,483	163,928
Carvana Co. Class A (a)(b)	1,564	31,749
Chico's FAS, Inc. (a)	1,761	8,523
Citi Trends, Inc. (a)	117	1,815
Conn's, Inc. (a)(b)	216	1,529
Designer Brands, Inc. Class A	1,000	15,310
Destination XL Group, Inc. (a)(b)	432	2,341
Dick's Sporting Goods, Inc.	898	93,967
EVgo, Inc. Class A (a)(b)	1,083	8,567
Express, Inc. (a)(b)	802	874
Five Below, Inc. (a)	859	118,259
Floor & Decor Holdings, Inc. Class A (a)	1,642	115,367
Foot Locker, Inc.	1,317	40,998
GameStop Corp. Class A (a)(b)	3,826	96,147
Gap, Inc.	3,177	26,083
Genesco, Inc. (a)	182	7,156
Group 1 Automotive, Inc.	263	37,575
GrowGeneration Corp. (a)(b)	943	3,301
Guess?, Inc.	501	7,350
Haverty Furniture Companies, Inc. (b)	181	4,507
Hibbett, Inc. (b)	193	9,613
JOANN, Inc.	195	1,291
Kirkland's, Inc. (a)(b)	240	722
Lazydays Holdings, Inc. (a)(b)	103	1,391
Leslie's, Inc. (a)(b)	2,077	30,553
Lithia Motors, Inc. Class A (sub. vtg.)	448	96,118
LL Flooring Holdings, Inc. (a)	519	3,597
Lowe's Companies, Inc.	10,208	1,917,164
MarineMax, Inc. (a)	317	9,443
Monro, Inc. (b)	541	23,512
Murphy U.S.A., Inc.	342	94,019
National Vision Holdings, Inc. (a)(b)	1,282	41,857
O'Reilly Automotive, Inc. (a)	1,014	713,197
OneWater Marine, Inc. Class A (a)	163	4,908
Party City Holdco, Inc. (a)(b)	2,043	3,228
Penske Automotive Group, Inc. (b)	461	45,376
Petco Health & Wellness Co., Inc. (a)(b)	1,196	13,347
Rent-A-Center, Inc. (b)	806	14,113
RH (a)	273	67,177
Ross Stores, Inc.	5,428	457,418
Sally Beauty Holdings, Inc. (a)	1,732	21,823
Shift Technologies, Inc. Class A (a)(b)	1,058	741
Shoe Carnival, Inc. (b)	280	6,003
Signet Jewelers Ltd. (b)	748	42,778
Sleep Number Corp. (a)(b)	339	11,462
Sonic Automotive, Inc. Class A (sub. vtg.)	294	12,730
Sportsman's Warehouse Holdings, Inc. (a)	582	4,831
The Aaron's Co., Inc.	501	4,870
The Buckle, Inc.	460	14,564
The Cato Corp. Class A (sub. vtg.)	216	2,061
The Children's Place, Inc. (a)	203	6,271
The Container Store Group, Inc. (a)	393	1,926
The Home Depot, Inc.	15,958	4,403,451
The ODP Corp. (a)	692	24,324
Tilly's, Inc.	250	1,730
TJX Companies, Inc.	18,137	1,126,670
Tractor Supply Co.	1,727	321,015
TravelCenters of America LLC (a)	187	10,085
Ulta Beauty, Inc. (a)	806	323,359
Urban Outfitters, Inc. (a)(b)	1,031	20,259
Victoria's Secret & Co. (a)	1,020	29,702
Volta, Inc. (a)(b)	2,173	2,629
Vroom, Inc. (a)(b)	1,571	1,822
Williams-Sonoma, Inc. (b)	1,084	127,749
Winmark Corp.	41	8,870
Zumiez, Inc. (a)(b)	273	5,878
		12,390,193
Textiles, Apparel & Luxury Goods - 0.6%
Allbirds, Inc. Class A (b)	1,689	5,135
Capri Holdings Ltd. (a)	2,287	87,912
Carter's, Inc. (b)	632	41,415
Columbia Sportswear Co. (b)	507	34,121
Crocs, Inc. (a)	956	65,639
Deckers Outdoor Corp. (a)	421	131,609
Fossil Group, Inc. (a)	788	2,695
G-III Apparel Group Ltd. (a)	654	9,777
Hanesbrands, Inc. (b)	5,428	37,779
Kontoor Brands, Inc.	730	24,535
Levi Strauss & Co. Class A (b)	1,555	22,501
lululemon athletica, Inc. (a)	1,799	502,928
Movado Group, Inc.	226	6,369
NIKE, Inc. Class B	19,597	1,628,903
Oxford Industries, Inc.	248	22,265
PLBY Group, Inc. (a)(b)	268	1,080
PVH Corp.	1,054	47,219
Ralph Lauren Corp. (b)	720	61,150
Rocky Brands, Inc.	82	1,645
Samsonite International SA (a)(d)	20,700	49,647
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,096	66,485
Steven Madden Ltd.	1,132	30,190
Tapestry, Inc.	3,893	110,678
Under Armour, Inc.:
Class A (sub. vtg.) (a)	3,276	21,785
Class C (non-vtg.) (a)	2,826	16,843
Unifi, Inc. (a)(b)	153	1,455
Vera Bradley, Inc. (a)	270	813
VF Corp.	4,997	149,460
Wolverine World Wide, Inc.	1,201	18,483
		3,200,516
TOTAL CONSUMER DISCRETIONARY		63,978,286
CONSUMER STAPLES - 6.1%
Beverages - 1.6%
Alkaline Water Co., Inc. (a)(b)	2,356	794
Boston Beer Co., Inc. Class A (a)	147	47,577
Brown-Forman Corp. Class B (non-vtg.)	2,824	187,994
Celsius Holdings, Inc. (a)(b)	595	53,955
Coca-Cola Bottling Co. Consolidated	69	28,409
Constellation Brands, Inc. Class A (sub. vtg.)	2,514	577,416
Duckhorn Portfolio, Inc. (a)	441	6,364
Keurig Dr. Pepper, Inc.	11,379	407,596
MGP Ingredients, Inc. (b)	185	19,640
Molson Coors Beverage Co. Class B	2,917	139,987
Monster Beverage Corp. (a)	5,809	505,151
National Beverage Corp. (b)	350	13,489
PepsiCo, Inc.	21,345	3,484,785
The Coca-Cola Co.	60,236	3,374,421
The Vita Coco Co., Inc. (b)	222	2,529
Vintage Wine Estates, Inc. (a)(b)	368	1,019
		8,851,126
Food & Staples Retailing - 1.4%
Albertsons Companies, Inc.	1,669	41,491
Andersons, Inc.	453	14,057
BJ's Wholesale Club Holdings, Inc. (a)	2,078	151,299
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)	142	34
warrants 11/4/28 (a)	142	14
warrants 11/4/28 (a)	142	6
Class A (a)(b)	602	3,480
Casey's General Stores, Inc.	570	115,436
Chefs' Warehouse Holdings (a)	490	14,195
Costco Wholesale Corp.	6,844	3,232,216
Grocery Outlet Holding Corp. (a)	1,351	44,975
Ingles Markets, Inc. Class A	220	17,426
Kroger Co.	10,118	442,663
Performance Food Group Co. (a)	2,395	102,865
PriceSmart, Inc.	385	22,172
Rite Aid Corp. (a)(b)	840	4,158
SpartanNash Co.	586	17,006
Sprouts Farmers Market LLC (a)	1,698	47,120
Sysco Corp.	7,866	556,205
U.S. Foods Holding Corp. (a)	3,467	91,667
United Natural Foods, Inc. (a)	922	31,689
Walgreens Boots Alliance, Inc.	11,062	347,347
Walmart, Inc.	21,681	2,812,026
Weis Markets, Inc.	262	18,665
		8,128,212
Food Products - 1.1%
Alico, Inc.	51	1,440
AppHarvest, Inc. (a)(b)	766	1,509
Archer Daniels Midland Co.	8,689	699,030
B&G Foods, Inc. Class A (b)	1,108	18,271
Benson Hill, Inc. (a)(b)	2,160	5,918
Beyond Meat, Inc. (a)(b)	918	13,008
Bunge Ltd.	2,345	193,627
Cal-Maine Foods, Inc.	565	31,408
Calavo Growers, Inc.	277	8,795
Campbell Soup Co. (b)	3,111	146,590
Conagra Brands, Inc.	7,406	241,658
Darling Ingredients, Inc. (a)	2,497	165,177
Flowers Foods, Inc.	3,072	75,848
Fresh Del Monte Produce, Inc.	510	11,852
Freshpet, Inc. (a)(b)	756	37,868
General Mills, Inc.	9,293	711,937
Hormel Foods Corp.	4,370	198,573
Hostess Brands, Inc. Class A (a)	2,136	49,641
Ingredion, Inc.	1,029	82,855
J&J Snack Foods Corp.	226	29,260
John B. Sanfilippo & Son, Inc.	132	9,996
Kellogg Co.	3,907	272,162
Lamb Weston Holdings, Inc.	2,224	172,093
Lancaster Colony Corp.	308	46,286
Landec Corp. (a)	330	2,934
McCormick & Co., Inc. (non-vtg.)	3,865	275,459
Mission Produce, Inc. (a)	542	7,837
Mondelez International, Inc.	21,355	1,170,895
Pilgrim's Pride Corp. (a)	776	17,864
Post Holdings, Inc. (a)	862	70,606
Seaboard Corp.	4	13,611
Seneca Foods Corp. Class A (a)	90	4,540
Sovos Brands, Inc.	397	5,653
Tattooed Chef, Inc. (a)(b)	747	3,720
The Hain Celestial Group, Inc. (a)	1,433	24,189
The Hershey Co.	2,251	496,278
The J.M. Smucker Co.	1,674	230,024
The Kraft Heinz Co.	10,960	365,516
The Simply Good Foods Co. (a)	1,375	43,986
Tootsie Roll Industries, Inc.	285	9,485
TreeHouse Foods, Inc. (a)	882	37,414
Tyson Foods, Inc. Class A	4,506	297,081
Utz Brands, Inc. Class A (b)	1,072	16,187
Vital Farms, Inc. (a)	332	3,974
Whole Earth Brands, Inc. Class A (a)	531	2,039
		6,324,094
Household Products - 1.2%
Central Garden & Pet Co. (a)	70	2,523
Central Garden & Pet Co. Class A (non-vtg.) (a)	721	24,629
Church & Dwight Co., Inc.	3,749	267,829
Colgate-Palmolive Co.	12,932	908,473
Energizer Holdings, Inc.	1,030	25,894
Kimberly-Clark Corp.	5,203	585,546
Procter & Gamble Co.	37,050	4,677,563
Reynolds Consumer Products, Inc. (b)	830	21,588
Spectrum Brands Holdings, Inc.	611	23,847
The Clorox Co.	1,902	244,198
WD-40 Co.	215	37,784
		6,819,874
Personal Products - 0.2%
BellRing Brands, Inc. (a)	1,720	35,449
Coty, Inc. Class A (a)	5,439	34,374
Edgewell Personal Care Co.	791	29,583
elf Beauty, Inc. (a)	726	27,312
Estee Lauder Companies, Inc. Class A	3,582	773,354
Herbalife Nutrition Ltd. (a)	1,489	29,616
Inter Parfums, Inc.	272	20,525
MediFast, Inc.	185	20,047
Nu Skin Enterprises, Inc. Class A	757	25,261
The Beauty Health Co. (a)	1,440	16,978
The Honest Co., Inc. (a)	422	1,477
USANA Health Sciences, Inc. (a)	196	10,986
Veru, Inc. (a)(b)	917	10,564
		1,035,526
Tobacco - 0.6%
22nd Century Group, Inc. (a)	2,279	2,113
Altria Group, Inc.	27,959	1,128,984
Philip Morris International, Inc.	23,942	1,987,425
Turning Point Brands, Inc.	186	3,949
Universal Corp.	361	16,620
Vector Group Ltd.	2,123	18,704
		3,157,795
TOTAL CONSUMER STAPLES		34,316,627
ENERGY - 4.6%
Energy Equipment & Services - 0.4%
Archrock, Inc.	2,124	13,636
Baker Hughes Co. Class A	14,479	303,480
Bristow Group, Inc. (a)	336	7,893
Cactus, Inc.	965	37,085
Championx Corp.	3,186	62,350
Core Laboratories NV (b)	685	9,234
DMC Global, Inc. (a)	300	4,794
Dril-Quip, Inc. (a)	503	9,819
Expro Group Holdings NV (a)(b)	417	5,313
Exterran Corp. (a)	281	1,169
Halliburton Co.	13,972	343,991
Helix Energy Solutions Group, Inc. (a)	2,271	8,766
Helmerich & Payne, Inc.	1,642	60,705
Liberty Oilfield Services, Inc. Class A (a)	1,679	21,290
Nabors Industries Ltd. (a)	128	12,986
Newpark Resources, Inc. (a)	1,326	3,342
Nextier Oilfield Solutions, Inc. (a)	2,604	19,270
Noble Corp. PLC (a)	981	29,018
NOV, Inc.	6,125	99,103
Oceaneering International, Inc. (a)	1,465	11,661
Oil States International, Inc. (a)	1,047	4,073
Patterson-UTI Energy, Inc.	3,401	39,724
ProPetro Holding Corp. (a)	1,245	10,022
RPC, Inc.	1,089	7,547
Schlumberger Ltd.	21,848	784,343
Select Energy Services, Inc. Class A (a)	1,059	7,381
Solaris Oilfield Infrastructure, Inc. Class A	405	3,791
TechnipFMC PLC (a)	6,593	55,777
TETRA Technologies, Inc. (a)	1,867	6,703
Tidewater, Inc. (a)	622	13,497
Transocean Ltd. (United States) (a)(b)	9,458	23,361
U.S. Silica Holdings, Inc. (a)	1,125	12,319
Valaris Ltd. (a)	1,017	49,772
Weatherford International PLC (a)	1,024	33,065
		2,116,280
Oil, Gas & Consumable Fuels - 4.2%
Aemetis, Inc. (a)(b)	517	3,164
Alto Ingredients, Inc. (a)	1,041	3,789
American Resources Corp. (a)(b)	939	2,507
Amplify Energy Corp. (a)(b)	646	4,244
Antero Resources Corp. (a)	4,373	133,508
APA Corp.	5,226	178,677
Arch Resources, Inc. (b)	232	27,515
Archaea Energy, Inc. (a)(b)	870	15,669
Berry Corp.	980	7,350
Brigham Minerals, Inc. Class A	842	20,772
California Resources Corp.	1,213	46,616
Callon Petroleum Co. (a)	721	25,242
Centrus Energy Corp. Class A (a)(b)	171	7,008
Cheniere Energy, Inc.	3,649	605,406
Chesapeake Energy Corp. (b)	1,749	164,773
Chevron Corp.	30,342	4,359,235
Chord Energy Corp.	326	44,587
Civitas Resources, Inc.	1,120	64,277
Clean Energy Fuels Corp. (a)	2,449	13,078
CNX Resources Corp. (a)	3,027	47,009
Comstock Resources, Inc. (a)	1,353	23,393
ConocoPhillips Co.	19,976	2,044,344
CONSOL Energy, Inc.	480	30,874
Continental Resources, Inc.	900	60,129
Coterra Energy, Inc.	12,451	325,220
Crescent Energy, Inc. Class A (b)	443	5,967
CVR Energy, Inc.	443	12,838
Delek U.S. Holdings, Inc.	1,076	29,203
Denbury, Inc. (a)	780	67,283
Devon Energy Corp.	9,476	569,792
Diamondback Energy, Inc.	2,578	310,546
DT Midstream, Inc.	1,507	78,198
Earthstone Energy, Inc. (a)(b)	785	9,671
EOG Resources, Inc.	9,049	1,011,045
EQT Corp.	4,564	185,983
Equitrans Midstream Corp.	6,320	47,274
Exxon Mobil Corp.	65,054	5,679,865
Gevo, Inc. (a)(b)	3,166	7,218
Green Plains, Inc. (a)(b)	813	23,634
Gulfport Energy Corp. (a)(b)	178	15,716
Hess Corp.	4,282	466,695
HF Sinclair Corp.	2,313	124,532
International Seaways, Inc.	629	22,097
Kinder Morgan, Inc.	30,112	501,064
Kosmos Energy Ltd. (a)	7,208	37,265
Laredo Petroleum, Inc. (a)	212	13,324
Magnolia Oil & Gas Corp. Class A	2,371	46,970
Marathon Oil Corp.	10,928	246,754
Marathon Petroleum Corp.	8,351	829,505
Matador Resources Co.	1,722	84,240
Murphy Oil Corp.	2,267	79,730
National Energy Services Reunited Corp. (a)	570	3,386
New Fortress Energy, Inc.	622	27,188
Nextdecade Corp. (a)(b)	320	1,926
Northern Oil & Gas, Inc.	993	27,218
Occidental Petroleum Corp.	13,746	844,692
ONEOK, Inc.	6,913	354,222
Ovintiv, Inc.	4,003	184,138
Par Pacific Holdings, Inc. (a)	676	11,093
PBF Energy, Inc. Class A (a)	1,488	52,318
PDC Energy, Inc.	1,480	85,529
Peabody Energy Corp. (a)(b)	1,611	39,985
Permian Resource Corp. Class A (a)	2,784	18,931
Phillips 66 Co.	7,435	600,153
Pioneer Natural Resources Co.	3,475	752,442
Range Resources Corp.	4,011	101,318
Ranger Oil Corp.	303	9,529
Rex American Resources Corp. (a)	231	6,450
Ring Energy, Inc. (a)(b)	1,490	3,457
SandRidge Energy, Inc. (a)	471	7,682
SilverBow Resources, Inc. (a)	156	4,193
Sitio Royalties Corp. (b)	166	3,670
SM Energy Co.	1,889	71,045
Southwestern Energy Co. (a)	17,252	105,582
Talos Energy, Inc. (a)	630	10,490
Targa Resources Corp.	3,530	213,000
Teekay Corp. (a)	1,080	3,877
Teekay Tankers Ltd. (a)	433	11,925
Tellurian, Inc. (a)(b)	6,965	16,646
Texas Pacific Land Corp.	96	170,614
The Williams Companies, Inc.	18,818	538,759
Uranium Energy Corp. (a)(b)	4,694	16,429
VAALCO Energy, Inc.	697	3,039
Valero Energy Corp.	6,303	673,476
Vertex Energy, Inc. (a)(b)	718	4,473
W&T Offshore, Inc. (a)	1,385	8,116
World Fuel Services Corp.	1,017	23,838
		23,775,624
TOTAL ENERGY		25,891,904
FINANCIALS - 11.5%
Banks - 4.0%
1st Source Corp.	250	11,575
Amerant Bancorp, Inc. Class A	370	9,191
Ameris Bancorp	1,031	46,096
Associated Banc-Corp.	2,325	46,686
Atlantic Union Bankshares Corp.	1,127	34,238
Banc of California, Inc.	862	13,766
BancFirst Corp.	283	25,320
Bancorp, Inc., Delaware (a)	866	19,035
Bank of America Corp.	109,489	3,306,568
Bank of Hawaii Corp.	622	47,347
Bank of Marin Bancorp	231	6,918
Bank OZK	1,762	69,705
BankUnited, Inc.	1,273	43,498
Banner Corp.	514	30,367
Berkshire Hills Bancorp, Inc.	716	19,547
BOK Financial Corp.	469	41,675
Brookline Bancorp, Inc., Delaware	1,128	13,141
Byline Bancorp, Inc.	335	6,784
Cadence Bank	2,844	72,266
Camden National Corp.	229	9,755
Cathay General Bancorp	1,176	45,229
CBTX, Inc.	268	7,839
Central Pacific Financial Corp.	407	8,421
Citigroup, Inc.	29,988	1,249,600
Citizens Financial Group, Inc.	7,581	260,483
City Holding Co.	225	19,955
Coastal Financial Corp. of Washington (a)	164	6,517
Columbia Banking Systems, Inc. (b)	1,236	35,708
Comerica, Inc.	2,019	143,551
Commerce Bancshares, Inc.	1,685	111,480
Community Bank System, Inc.	842	50,587
Community Trust Bancorp, Inc.	238	9,651
ConnectOne Bancorp, Inc.	592	13,652
CrossFirst Bankshares, Inc. (a)	679	8,861
Cullen/Frost Bankers, Inc.	875	115,693
Customers Bancorp, Inc. (a)	504	14,858
CVB Financial Corp.	2,070	52,412
Dime Community Bancshares, Inc. (b)	482	14,113
Eagle Bancorp, Inc.	510	22,858
East West Bancorp, Inc.	2,200	147,708
Eastern Bankshares, Inc.	2,576	50,593
Enterprise Financial Services Corp.	589	25,940
Equity Bancshares, Inc.	232	6,874
Farmers National Banc Corp.	456	5,969
FB Financial Corp.	565	21,589
Fifth Third Bancorp	10,611	339,128
Financial Institutions, Inc.	228	5,488
First Bancorp, North Carolina	554	20,265
First Bancorp, Puerto Rico	3,074	42,052
First Bancshares, Inc.	352	10,514
First Busey Corp.	765	16,815
First Citizens Bancshares, Inc.	206	164,271
First Commonwealth Financial Corp.	1,498	19,234
First Financial Bancorp, Ohio	1,479	31,177
First Financial Bankshares, Inc.	1,990	83,242
First Financial Corp., Indiana	173	7,818
First Foundation, Inc.	767	13,913
First Hawaiian, Inc.	1,989	48,989
First Horizon National Corp.	8,197	187,711
First Internet Bancorp	152	5,147
First Interstate Bancsystem, Inc.	1,261	50,881
First Merchants Corp.	902	34,889
First Republic Bank	2,775	362,276
Flushing Financial Corp.	429	8,310
FNB Corp., Pennsylvania	5,203	60,355
Fulton Financial Corp.	2,497	39,453
German American Bancorp, Inc.	450	16,070
Glacier Bancorp, Inc.	1,684	82,735
Great Southern Bancorp, Inc.	143	8,161
Hancock Whitney Corp.	1,346	61,660
Hanmi Financial Corp.	438	10,372
HarborOne Bancorp, Inc.	675	9,059
Heartland Financial U.S.A., Inc.	607	26,320
Heritage Commerce Corp.	870	9,866
Heritage Financial Corp., Washington	526	13,923
Hilltop Holdings, Inc.	806	20,029
Home Bancshares, Inc.	2,967	66,787
HomeStreet, Inc.	293	8,441
HomeTrust Bancshares, Inc.	240	5,304
Hope Bancorp, Inc.	1,811	22,891
Horizon Bancorp, Inc. Indiana	639	11,476
Huntington Bancshares, Inc.	22,155	292,003
Independent Bank Corp.	728	54,258
Independent Bank Corp.	355	6,781
Independent Bank Group, Inc.	575	35,299
International Bancshares Corp.	841	35,743
JPMorgan Chase & Co.	45,357	4,739,807
KeyCorp	14,398	230,656
Lakeland Bancorp, Inc.	957	15,322
Lakeland Financial Corp.	381	27,741
Live Oak Bancshares, Inc.	490	14,994
M&T Bank Corp.	2,767	487,877
Mercantile Bank Corp.	212	6,299
Metropolitan Bank Holding Corp. (a)	151	9,718
Midland States Bancorp, Inc.	309	7,283
National Bank Holdings Corp.	480	17,755
NBT Bancorp, Inc.	672	25,502
Nicolet Bankshares, Inc. (a)	176	12,397
Northwest Bancshares, Inc. (b)	1,889	25,520
OceanFirst Financial Corp.	956	17,820
OFG Bancorp	777	19,526
Old National Bancorp, Indiana	4,517	74,395
Old Second Bancorp, Inc.	585	7,634
Origin Bancorp, Inc.	365	14,042
Pacific Premier Bancorp, Inc.	1,493	46,223
PacWest Bancorp	1,849	41,787
Park National Corp. (b)	217	27,012
Pathward Financial, Inc.	451	14,865
Peapack-Gladstone Financial Corp.	242	8,143
Peoples Bancorp, Inc.	355	10,270
Pinnacle Financial Partners, Inc.	1,185	96,104
PNC Financial Services Group, Inc.	6,386	954,196
Popular, Inc.	1,186	85,463
Preferred Bank, Los Angeles	194	12,655
Premier Financial Corp.	547	14,058
Prosperity Bancshares, Inc.	1,426	95,086
QCR Holdings, Inc.	233	11,869
Regions Financial Corp.	14,420	289,409
Renasant Corp.	843	26,369
Republic First Bancorp, Inc. (a)(b)	581	1,644
S&T Bancorp, Inc.	590	17,293
Sandy Spring Bancorp, Inc.	719	25,352
Seacoast Banking Corp., Florida	920	27,812
ServisFirst Bancshares, Inc.	756	60,480
Signature Bank	974	147,074
Silvergate Capital Corp. (a)	499	37,600
Simmons First National Corp. Class A	2,009	43,776
Southside Bancshares, Inc.	487	17,220
Southstate Corp.	1,169	92,491
Stock Yards Bancorp, Inc.	403	27,408
SVB Financial Group (a)	910	305,560
Synovus Financial Corp.	2,267	85,035
Texas Capital Bancshares, Inc. (a)	787	46,457
Tompkins Financial Corp.	175	12,709
TowneBank	999	26,803
Trico Bancshares	470	20,986
Triumph Bancorp, Inc. (a)	381	20,707
Truist Financial Corp.	20,566	895,444
Trustmark Corp.	921	28,210
U.S. Bancorp	20,878	841,801
UMB Financial Corp.	672	56,643
Umpqua Holdings Corp.	3,376	57,696
United Bankshares, Inc., West Virginia (b)	2,096	74,932
United Community Bank, Inc.	1,622	53,688
Univest Corp. of Pennsylvania	459	10,777
Valley National Bancorp	6,554	70,783
Veritex Holdings, Inc.	915	24,330
Washington Federal, Inc.	975	29,231
Washington Trust Bancorp, Inc.	284	13,200
Webster Financial Corp.	2,759	124,707
Wells Fargo & Co.	58,534	2,354,237
WesBanco, Inc.	906	30,233
Westamerica Bancorp.	409	21,387
Western Alliance Bancorp.	1,683	110,640
Wintrust Financial Corp.	943	76,902
Zions Bancorp NA	2,340	119,012
		22,170,782
Capital Markets - 3.0%
Affiliated Managers Group, Inc.	606	67,781
Ameriprise Financial, Inc.	1,697	427,559
Ares Management Corp.	2,653	164,353
Artisan Partners Asset Management, Inc.	1,012	27,253
Assetmark Financial Holdings, Inc. (a)	310	5,670
B. Riley Financial, Inc.	248	11,041
Bakkt Holdings, Inc. Class A (a)(b)	1,043	2,378
Bank of New York Mellon Corp.	11,478	442,133
BGC Partners, Inc. Class A	4,848	15,223
BlackRock, Inc. Class A	2,199	1,210,066
Blackstone, Inc.	10,825	906,053
Blucora, Inc. (a)	717	13,867
Blue Owl Capital, Inc. Class A (b)	5,384	49,694
Bridge Investment Group Holdings, Inc. (b)	351	5,090
BrightSphere Investment Group, Inc.	444	6,620
Carlyle Group LP	2,200	56,848
Cboe Global Markets, Inc.	1,640	192,487
Charles Schwab Corp.	23,290	1,673,852
CME Group, Inc.	5,549	982,894
Cohen & Steers, Inc.	385	24,113
Coinbase Global, Inc. (a)	515	33,212
Cowen Group, Inc. Class A	447	17,272
Diamond Hill Investment Group, Inc.	55	9,075
Donnelley Financial Solutions, Inc. (a)	422	15,601
Evercore, Inc. Class A	635	52,229
FactSet Research Systems, Inc.	584	233,664
Federated Hermes, Inc.	1,414	46,832
Focus Financial Partners, Inc. Class A (a)	836	26,342
Franklin Resources, Inc. (b)	4,328	93,139
Galaxy Digital Holdings Ltd. (a)(b)	1,623	6,885
GCM Grosvenor, Inc. Class A	646	5,097
Goldman Sachs Group, Inc.	5,303	1,554,044
GQG Partners, Inc. unit	9,652	9,230
Greenhill & Co., Inc.	162	962
Hamilton Lane, Inc. Class A	527	31,414
Houlihan Lokey	778	58,646
Interactive Brokers Group, Inc.	1,349	86,215
Intercontinental Exchange, Inc.	8,621	778,907
Invesco Ltd.	5,224	71,569
Janus Henderson Group PLC	2,611	53,029
Jefferies Financial Group, Inc.	2,978	87,851
KKR & Co. LP	9,161	393,923
Lazard Ltd. Class A	1,762	56,084
LPL Financial	1,233	269,386
MarketAxess Holdings, Inc.	583	129,712
MarketWise, Inc. Class A (a)	506	1,154
Moelis & Co. Class A	1,024	34,621
Moody's Corp.	2,479	602,670
Morgan Stanley	21,604	1,706,932
Morningstar, Inc.	365	77,497
MSCI, Inc.	1,253	528,503
NASDAQ, Inc.	5,337	302,501
Northern Trust Corp.	3,218	275,332
Open Lending Corp. (a)	1,573	12,647
Oppenheimer Holdings, Inc. Class A (non-vtg.)	116	3,594
P10, Inc.	511	5,376
Perella Weinberg Partners Class A	627	3,969
Piper Jaffray Companies (b)	215	22,519
PJT Partners, Inc.	375	25,058
Raymond James Financial, Inc.	3,000	296,460
S&P Global, Inc.	5,359	1,636,371
Sculptor Capital Management, Inc. Class A	226	1,998
SEI Investments Co.	1,606	78,774
State Street Corp.	5,674	345,036
StepStone Group, Inc. Class A	722	17,696
Stifel Financial Corp.	1,657	86,015
StoneX Group, Inc. (a)	261	21,647
T. Rowe Price Group, Inc.	3,513	368,900
Tradeweb Markets, Inc. Class A	1,665	93,939
Victory Capital Holdings, Inc.	347	8,089
Virtu Financial, Inc. Class A	1,260	26,170
Virtus Investment Partners, Inc.	115	18,345
WisdomTree Investments, Inc. (b)	1,618	7,572
		17,014,680
Consumer Finance - 0.6%
Ally Financial, Inc.	5,006	139,317
American Express Co.	9,420	1,270,852
Atlanticus Holdings Corp. (a)	65	1,705
Bread Financial Holdings, Inc.	751	23,619
Capital One Financial Corp.	6,079	560,301
Credit Acceptance Corp. (a)(b)	116	50,808
CURO Group Holdings Corp.	287	1,151
Discover Financial Services	4,342	394,775
Encore Capital Group, Inc. (a)	374	17,010
Enova International, Inc. (a)	478	13,991
EZCORP, Inc. (non-vtg.) Class A (a)	815	6,284
FirstCash Holdings, Inc.	613	44,964
Green Dot Corp. Class A (a)	891	16,911
Katapult Holdings, Inc. (a)(b)	962	924
LendingClub Corp. (a)	1,564	17,282
LendingTree, Inc. (a)	153	3,651
Medallion Financial Corp. (b)	250	1,755
MoneyLion, Inc. (a)(b)	1,130	1,009
Navient Corp.	2,223	32,656
Nelnet, Inc. Class A	311	24,628
NerdWallet, Inc. (b)	176	1,561
OneMain Holdings, Inc.	1,666	49,180
Oportun Financial Corp. (a)	382	1,669
PRA Group, Inc. (a)	596	19,585
PROG Holdings, Inc. (a)	822	12,314
Regional Management Corp.	144	4,038
SLM Corp.	4,183	58,520
SoFi Technologies, Inc. (a)(b)	11,358	55,427
Sunlight Financial Holdings, Inc. Class A (a)(b)	441	547
Synchrony Financial	7,761	218,783
Upstart Holdings, Inc. (a)(b)	835	17,360
World Acceptance Corp. (a)	54	5,228
		3,067,805
Diversified Financial Services - 1.4%
A-Mark Precious Metals, Inc.	264	7,495
Acacia Research Corp. (a)	635	2,565
Apollo Global Management, Inc.	5,771	268,352
Berkshire Hathaway, Inc. Class B (a)	27,932	7,458,403
Cannae Holdings, Inc. (a)	1,274	26,321
Equitable Holdings, Inc.	5,478	144,345
Jackson Financial, Inc.	1,355	37,601
Voya Financial, Inc.	1,575	95,288
		8,040,370
Insurance - 2.3%
AFLAC, Inc.	9,136	513,443
Alleghany Corp. (a)	205	172,071
Allstate Corp.	4,246	528,754
AMBAC Financial Group, Inc. (a)	683	8,708
American Equity Investment Life Holding Co.	1,201	44,785
American Financial Group, Inc.	1,026	126,126
American International Group, Inc.	12,242	581,250
Amerisafe, Inc.	280	13,084
Aon PLC	3,279	878,346
Arch Capital Group Ltd. (a)	5,796	263,950
Argo Group International Holdings, Ltd.	532	10,246
Arthur J. Gallagher & Co.	3,241	554,924
Assurant, Inc.	835	121,300
Assured Guaranty Ltd.	997	48,305
Axis Capital Holdings Ltd.	1,205	59,226
Brighthouse Financial, Inc. (a)	1,174	50,975
Brown & Brown, Inc.	3,614	218,575
BRP Group, Inc. (a)	847	22,318
Chubb Ltd.	6,539	1,189,313
Cincinnati Financial Corp.	2,306	206,548
CNO Financial Group, Inc.	1,747	31,394
eHealth, Inc. (a)	452	1,767
Employers Holdings, Inc.	422	14,555
Enstar Group Ltd. (a)	185	31,374
Erie Indemnity Co. Class A	385	85,589
Everest Re Group Ltd.	609	159,826
Fidelity National Financial, Inc.	4,344	157,253
First American Financial Corp.	1,673	77,125
Genworth Financial, Inc. Class A (a)	7,651	26,779
Globe Life, Inc.	1,396	139,181
GoHealth, Inc. (a)(b)	863	306
Goosehead Insurance (a)(b)	307	10,941
Hanover Insurance Group, Inc.	551	70,605
Hartford Financial Services Group, Inc.	5,075	314,346
HCI Group, Inc. (b)	122	4,782
Hippo Holdings, Inc. (a)(b)	246	4,558
Horace Mann Educators Corp.	665	23,468
James River Group Holdings Ltd.	581	13,253
Kemper Corp.	945	38,991
Kinsale Capital Group, Inc.	332	84,799
Lemonade, Inc. (a)(b)	582	12,327
Lincoln National Corp.	2,508	110,126
Loews Corp.	3,010	150,018
Markel Corp. (a)	210	227,686
Marsh & McLennan Companies, Inc.	7,747	1,156,550
MBIA, Inc. (a)	724	6,661
Mercury General Corp.	416	11,823
MetLife, Inc.	10,661	647,976
National Western Life Group, Inc.	36	6,149
Old Republic International Corp.	4,432	92,762
Oscar Health, Inc. (a)	674	3,363
Palomar Holdings, Inc. (a)	378	31,646
Primerica, Inc.	597	73,700
Principal Financial Group, Inc.	3,625	261,544
ProAssurance Corp.	885	17,266
Progressive Corp.	9,027	1,049,028
Prudential Financial, Inc.	5,795	497,095
Reinsurance Group of America, Inc.	1,035	130,213
RenaissanceRe Holdings Ltd.	682	95,746
RLI Corp.	619	63,373
Root, Inc. (a)(b)	118	930
Ryan Specialty Group Holdings, Inc. (a)(b)	924	37,533
Safety Insurance Group, Inc.	204	16,638
Selective Insurance Group, Inc.	933	75,946
Selectquote, Inc. (a)	1,595	1,164
Siriuspoint Ltd. (a)	1,541	7,628
Stewart Information Services Corp.	437	19,071
The Travelers Companies, Inc.	3,702	567,146
Tiptree, Inc.	382	4,110
Trean Insurance Group, Inc. (a)	273	928
Trupanion, Inc. (a)(b)	520	30,904
United Fire Group, Inc.	341	9,797
Universal Insurance Holdings, Inc.	352	3,467
Unum Group	3,104	120,435
W.R. Berkley Corp.	3,227	208,400
White Mountains Insurance Group Ltd.	46	59,939
Willis Towers Watson PLC	1,720	345,617
		13,057,844
Mortgage Real Estate Investment Trusts - 0.1%
AG Mortgage Investment Trust, Inc.	378	1,554
AGNC Investment Corp.	8,086	68,084
Annaly Capital Management, Inc.	6,032	103,509
Apollo Commercial Real Estate Finance, Inc.	2,114	17,546
Arbor Realty Trust, Inc.	2,550	29,325
Ares Commercial Real Estate Corp.	726	7,587
Armour Residential REIT, Inc. (b)	1,522	7,412
Blackstone Mortgage Trust, Inc.	2,638	61,571
BrightSpire Capital, Inc.	1,379	8,701
Broadmark Realty Capital, Inc.	2,095	10,705
Cherry Hill Mortgage Investment Corp. (b)	214	1,051
Chimera Investment Corp.	3,590	18,740
Dynex Capital, Inc.	586	6,827
Ellington Financial LLC (b)	822	9,346
Ellington Residential Mortgage REIT (b)	216	1,333
Franklin BSP Realty Trust, Inc. (b)	1,362	14,669
Granite Point Mortgage Trust, Inc.	859	5,532
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,360	40,705
Invesco Mortgage Capital, Inc. (b)	471	5,228
KKR Real Estate Finance Trust, Inc. (b)	828	13,455
Ladder Capital Corp. Class A	1,829	16,388
MFA Financial, Inc.	1,391	10,822
New York Mortgage Trust, Inc.	5,787	13,542
Orchid Island Capital, Inc. (b)	515	4,223
PennyMac Mortgage Investment Trust	1,477	17,399
Ready Capital Corp.	1,033	10,475
Redwood Trust, Inc.	1,737	9,970
Rithm Capital Corp.	7,272	53,231
Sachem Capital Corp.	417	1,389
Starwood Property Trust, Inc.	4,760	86,727
TPG RE Finance Trust, Inc.	889	6,223
Two Harbors Investment Corp. (b)	5,232	17,370
		680,639
Thrifts & Mortgage Finance - 0.1%
Axos Financial, Inc. (a)	860	29,438
Blue Foundry Bancorp (a)	505	5,631
Capitol Federal Financial, Inc.	1,896	15,737
Columbia Financial, Inc. (a)	608	12,847
Essent Group Ltd.	1,689	58,895
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	135	13,384
Flagstar Bancorp, Inc.	806	26,920
Hingham Institution for Savings	23	5,776
Kearny Financial Corp.	1,058	11,236
Merchants Bancorp	428	9,874
MGIC Investment Corp.	4,811	61,677
Mr. Cooper Group, Inc. (a)	1,154	46,737
New York Community Bancorp, Inc. (b)	7,250	61,843
NMI Holdings, Inc. (a)	1,303	26,542
Northfield Bancorp, Inc.	644	9,216
Ocwen Financial Corp. (a)(b)	113	2,630
PennyMac Financial Services, Inc. (b)	480	20,592
Provident Financial Services, Inc.	1,122	21,879
Radian Group, Inc.	2,709	52,257
Rocket Companies, Inc. (b)	1,822	11,515
Southern Missouri Bancorp, Inc.	121	6,175
TFS Financial Corp.	721	9,373
Trustco Bank Corp., New York	264	8,295
UWM Holdings Corp. Class A (b)	1,060	3,106
Walker & Dunlop, Inc.	462	38,683
Waterstone Financial, Inc.	360	5,818
WSFS Financial Corp.	1,013	47,064
		623,140
TOTAL FINANCIALS		64,655,260
HEALTH CARE - 14.6%
Biotechnology - 2.7%
2seventy bio, Inc. (a)	554	8,061
4D Molecular Therapeutics, Inc. (a)	411	3,304
AbbVie, Inc.	27,290	3,662,591
ACADIA Pharmaceuticals, Inc. (a)	1,832	29,972
Adicet Bio, Inc. (a)	305	4,337
ADMA Biologics, Inc. (a)(b)	2,933	7,127
Adverum Biotechnologies, Inc. (a)	840	798
Aeglea BioTherapeutics, Inc. (a)	447	235
Agenus, Inc. (a)(b)	3,583	7,345
Agios Pharmaceuticals, Inc. (a)	882	24,943
Akebia Therapeutics, Inc. (a)	2,302	728
Akero Therapeutics, Inc. (a)(b)	374	12,735
Alaunos Therapeutics, Inc. (a)(b)	3,394	5,838
Albireo Pharma, Inc. (a)(b)	259	5,014
Aldeyra Therapeutics, Inc. (a)	789	4,213
Alector, Inc. (a)	916	8,665
Alkermes PLC (a)	2,544	56,808
Allakos, Inc. (a)	403	2,466
Allogene Therapeutics, Inc. (a)(b)	1,150	12,420
Allovir, Inc. (a)(b)	364	2,872
Alnylam Pharmaceuticals, Inc. (a)	1,867	373,699
Altimmune, Inc. (a)	564	7,202
ALX Oncology Holdings, Inc. (a)(b)	373	3,570
Amgen, Inc.	8,249	1,859,325
Amicus Therapeutics, Inc. (a)	3,970	41,447
AnaptysBio, Inc. (a)(b)	311	7,934
Anavex Life Sciences Corp. (a)(b)	1,172	12,095
Anika Therapeutics, Inc. (a)	225	5,355
Apellis Pharmaceuticals, Inc. (a)	1,400	95,620
Applied Molecular Transport, Inc. (a)(b)	141	137
AquaBounty Technologies, Inc. (a)	1,230	960
Arbutus Biopharma Corp. (a)	1,423	2,718
Arcturus Therapeutics Holdings, Inc. (a)	338	5,009
Arcus Biosciences, Inc. (a)	756	19,777
Arcutis Biotherapeutics, Inc. (a)	444	8,485
Ardelyx, Inc. (a)(b)	2,393	2,848
Arrowhead Pharmaceuticals, Inc. (a)	1,659	54,830
Assembly Biosciences, Inc. (a)(b)	897	1,471
Atara Biotherapeutics, Inc. (a)	1,546	5,844
Athersys, Inc. (a)	89	165
Atossa Therapeutics, Inc. (a)(b)	1,835	1,529
Atreca, Inc. (a)(b)	323	507
Aura Biosciences, Inc.	118	2,138
AVEO Pharmaceuticals, Inc. (a)	369	3,037
Avid Bioservices, Inc. (a)	1,010	19,311
Avidity Biosciences, Inc. (a)	672	10,974
Avita Medical, Inc. (a)	436	2,298
Beam Therapeutics, Inc. (a)(b)	733	34,920
BioAtla, Inc. (a)(b)	208	1,602
BioCryst Pharmaceuticals, Inc. (a)(b)	2,949	37,157
Biogen, Inc. (a)	2,265	604,755
Biohaven Pharmaceutical Holding Co. Ltd. (a)	975	147,391
BioMarin Pharmaceutical, Inc. (a)	2,862	242,612
BioXcel Therapeutics, Inc. (a)(b)	256	3,026
bluebird bio, Inc. (a)(b)	1,119	7,083
Blueprint Medicines Corp. (a)	924	60,882
BridgeBio Pharma, Inc. (a)(b)	1,571	15,616
C4 Therapeutics, Inc. (a)	494	4,332
Cardiff Oncology, Inc. (a)(b)	962	1,481
CareDx, Inc. (a)	774	13,173
Caribou Biosciences, Inc. (a)	255	2,690
Catalyst Pharmaceutical Partners, Inc. (a)	1,533	19,668
Cel-Sci Corp. (a)(b)	580	1,792
Celldex Therapeutics, Inc. (a)	748	21,026
Century Therapeutics, Inc. (a)	130	1,286
Cerevel Therapeutics Holdings (a)	894	25,264
Checkpoint Therapeutics, Inc. (a)(b)	1,361	1,415
ChemoCentryx, Inc. (a)	771	39,830
Chimerix, Inc. (a)	836	1,613
Chinook Therapeutics, Inc. (a)	720	14,155
Clovis Oncology, Inc. (a)(b)	1,876	2,232
Cogent Biosciences, Inc. (a)	547	8,161
Coherus BioSciences, Inc. (a)	958	9,206
Concert Pharmaceuticals, Inc. (a)	575	3,853
Crinetics Pharmaceuticals, Inc. (a)	633	12,432
CRISPR Therapeutics AG (a)(b)	1,102	72,016
CTI BioPharma Corp. (a)(b)	1,254	7,298
Cue Biopharma, Inc. (a)	395	881
Cullinan Oncology, Inc. (a)	334	4,282
Curis, Inc. (a)(b)	1,527	1,069
Cytokinetics, Inc. (a)	1,326	64,245
CytomX Therapeutics, Inc. (a)	648	940
Day One Biopharmaceuticals, Inc. (a)	380	7,611
Deciphera Pharmaceuticals, Inc. (a)	710	13,135
Denali Therapeutics, Inc. (a)	1,405	43,119
DermTech, Inc. (a)(b)	459	1,818
Design Therapeutics, Inc. (a)	210	3,511
Dynavax Technologies Corp. (a)(b)	1,895	19,784
Dyne Therapeutics, Inc. (a)	389	4,940
Eagle Pharmaceuticals, Inc. (a)	180	4,756
Editas Medicine, Inc. (a)(b)	996	12,191
Eiger Biopharmaceuticals, Inc. (a)	626	4,714
Emergent BioSolutions, Inc. (a)	669	14,042
Enanta Pharmaceuticals, Inc. (a)	307	15,924
Entrada Therapeutics, Inc.	240	3,782
Erasca, Inc. (a)	245	1,911
Evelo Biosciences, Inc. (a)(b)	802	1,676
Exact Sciences Corp. (a)	2,732	88,763
Exelixis, Inc. (a)	4,980	78,086
Fate Therapeutics, Inc. (a)(b)	1,236	27,699
FibroGen, Inc. (a)	1,428	18,578
Foghorn Therapeutics, Inc. (a)(b)	332	2,849
Forma Therapeutics Holdings, Inc. (a)	518	10,334
G1 Therapeutics, Inc. (a)(b)	513	6,407
Generation Bio Co. (a)(b)	704	3,738
Genprex, Inc. (a)(b)	1,015	1,431
Geron Corp. (a)	6,276	14,686
Gilead Sciences, Inc.	19,373	1,195,120
Global Blood Therapeutics, Inc. (a)	914	62,243
Gossamer Bio, Inc. (a)(b)	736	8,817
Gritstone Bio, Inc. (a)	981	2,521
Halozyme Therapeutics, Inc. (a)	2,137	84,497
Harpoon Therapeutics, Inc. (a)(b)	185	179
Heron Therapeutics, Inc. (a)(b)	1,578	6,659
Homology Medicines, Inc. (a)	424	683
Horizon Therapeutics PLC (a)	3,553	219,895
Humacyte, Inc. Class A (a)(b)	725	2,364
Humanigen, Inc. (a)(b)	787	142
iBio, Inc. (a)	2,199	374
Icosavax, Inc. (a)	157	496
Ideaya Biosciences, Inc. (a)(b)	490	7,311
IGM Biosciences, Inc. (a)(b)	164	3,729
Imago BioSciences, Inc. (a)(b)	109	1,640
Immunic, Inc. (a)	220	695
ImmunityBio, Inc. (a)(b)	1,291	6,416
ImmunoGen, Inc. (a)	3,057	14,612
Immunovant, Inc. (a)(b)	746	4,163
Incyte Corp. (a)	2,914	194,189
Infinity Pharmaceuticals, Inc. (a)	2,885	3,433
Inhibrx, Inc. (a)(b)	310	5,565
Inmune Bio, Inc. (a)(b)	268	1,662
Inovio Pharmaceuticals, Inc. (a)(b)	3,578	6,172
Insmed, Inc. (a)	1,882	40,538
Intellia Therapeutics, Inc. (a)	1,095	61,276
Intercept Pharmaceuticals, Inc. (a)(b)	407	5,678
Invivyd, Inc. (a)(b)	270	845
Ionis Pharmaceuticals, Inc. (a)	2,196	97,129
Iovance Biotherapeutics, Inc. (a)(b)	2,179	20,875
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	2,283	23,652
iTeos Therapeutics, Inc. (a)	308	5,867
Iveric Bio, Inc. (a)	1,716	30,785
Janux Therapeutics, Inc. (a)(b)	151	2,045
Jounce Therapeutics, Inc. (a)	450	1,053
Kalvista Pharmaceuticals, Inc. (a)	307	4,455
Karuna Therapeutics, Inc. (a)	342	76,926
Karyopharm Therapeutics, Inc. (a)	1,193	6,514
Keros Therapeutics, Inc. (a)	209	7,863
Kezar Life Sciences, Inc. (a)(b)	655	5,640
Kiniksa Pharmaceuticals Ltd. (a)	466	5,983
Kinnate Biopharma, Inc. (a)(b)	197	2,354
Kodiak Sciences, Inc. (a)	567	4,389
Kronos Bio, Inc. (a)(b)	497	1,665
Krystal Biotech, Inc. (a)	334	23,280
Kura Oncology, Inc. (a)(b)	994	13,578
Kymera Therapeutics, Inc. (a)	534	11,625
Lexicon Pharmaceuticals, Inc. (a)	866	2,078
Ligand Pharmaceuticals, Inc. Class B (a)(b)	246	21,183
Lineage Cell Therapeutics, Inc. (a)(b)	1,681	1,900
Macrogenics, Inc. (a)	724	2,505
Madrigal Pharmaceuticals, Inc. (a)	180	11,698
MannKind Corp. (a)(b)	3,767	11,640
Mersana Therapeutics, Inc. (a)	1,317	8,903
MiMedx Group, Inc. (a)	1,377	3,952
Mirati Therapeutics, Inc. (a)	775	54,126
Mirum Pharmaceuticals, Inc. (a)(b)	219	4,601
Moderna, Inc. (a)	5,347	632,283
Monte Rosa Therapeutics, Inc. (a)(b)	151	1,234
Morphic Holding, Inc. (a)	396	11,207
Myovant Sciences Ltd. (a)(b)	646	11,602
Myriad Genetics, Inc. (a)	1,212	23,125
Natera, Inc. (a)	1,394	61,085
NeoImmuneTech, Inc. unit (a)	841	1,929
Neurocrine Biosciences, Inc. (a)	1,480	157,191
NextCure, Inc. (a)	318	875
Nkarta, Inc. (a)(b)	613	8,067
Novavax, Inc. (a)(b)	1,254	22,823
Nurix Therapeutics, Inc. (a)(b)	619	8,066
Nuvalent, Inc. Class A (a)	125	2,430
Ocugen, Inc. (a)(b)	3,133	5,577
Olema Pharmaceuticals, Inc. (a)	344	949
Organogenesis Holdings, Inc. Class A (a)	1,016	3,292
ORIC Pharmaceuticals, Inc. (a)(b)	410	1,312
Outlook Therapeutics, Inc. (a)(b)	1,299	1,585
Oyster Point Pharma, Inc. (a)(b)	191	1,073
Palatin Technologies, Inc. (a)(b)	65	385
Passage Bio, Inc. (a)	461	576
PDL BioPharma, Inc. (a)(c)	644	947
PDS Biotechnology Corp. (a)(b)	357	1,060
Pieris Pharmaceuticals, Inc. (a)(b)	676	777
PMV Pharmaceuticals, Inc. (a)(b)	422	5,022
Point Biopharma Global, Inc. (a)	1,115	8,619
Praxis Precision Medicines, Inc. (a)(b)	412	935
Precigen, Inc. (a)	1,100	2,332
Precision BioSciences, Inc. (a)	634	824
Prelude Therapeutics, Inc. (a)	118	780
Prometheus Biosciences, Inc. (a)	161	9,501
Protagonist Therapeutics, Inc. (a)	712	6,002
Prothena Corp. PLC (a)	594	36,014
PTC Therapeutics, Inc. (a)	1,105	55,471
Puma Biotechnology, Inc. (a)	355	841
Quince Therapeutics, Inc. (a)(b)	208	277
RAPT Therapeutics, Inc. (a)	309	7,435
Recursion Pharmaceuticals, Inc. (a)	454	4,831
Regeneron Pharmaceuticals, Inc. (a)	1,668	1,149,035
REGENXBIO, Inc. (a)	548	14,484
Relay Therapeutics, Inc. (a)	1,203	26,911
Repligen Corp. (a)	797	149,127
Replimune Group, Inc. (a)	452	7,806
Revolution Medicines, Inc. (a)	926	18,261
Rhythm Pharmaceuticals, Inc. (a)	582	14,259
Rigel Pharmaceuticals, Inc. (a)	2,433	2,871
Rocket Pharmaceuticals, Inc. (a)(b)	690	11,012
Rubius Therapeutics, Inc. (a)	522	226
Sage Therapeutics, Inc. (a)	813	31,837
Sana Biotechnology, Inc. (a)(b)	1,227	7,362
Sangamo Therapeutics, Inc. (a)	1,813	8,884
Sarepta Therapeutics, Inc. (a)	1,352	149,450
Scholar Rock Holding Corp. (a)(b)	326	2,259
Seagen, Inc. (a)	2,077	284,196
Selecta Biosciences, Inc. (a)(b)	1,985	3,255
Seres Therapeutics, Inc. (a)	1,164	7,473
Sesen Bio, Inc. (a)	1,904	809
Shattuck Labs, Inc. (a)	342	923
Silverback Therapeutics, Inc. (a)	446	2,355
Sorrento Therapeutics, Inc. (a)(b)	6,248	9,809
Spectrum Pharmaceuticals, Inc. (a)	2,348	1,010
Spero Therapeutics, Inc. (a)(b)	401	802
SpringWorks Therapeutics, Inc. (a)	392	11,184
Stoke Therapeutics, Inc. (a)	376	4,828
Surface Oncology, Inc. (a)	778	809
Sutro Biopharma, Inc. (a)	557	3,091
Syndax Pharmaceuticals, Inc. (a)	709	17,037
Taysha Gene Therapies, Inc. (a)	311	600
TCR2 Therapeutics, Inc. (a)	708	1,274
Tenaya Therapeutics, Inc. (a)(b)	162	470
TG Therapeutics, Inc. (a)	1,979	11,716
TONIX Pharmaceuticals Holding (a)(b)	340	182
Travere Therapeutics, Inc. (a)	855	21,067
Twist Bioscience Corp. (a)	902	31,786
Tyra Biosciences, Inc. (b)	212	1,863
Ultragenyx Pharmaceutical, Inc. (a)	1,102	45,634
uniQure B.V. (a)	550	10,318
United Therapeutics Corp. (a)	700	146,566
Vanda Pharmaceuticals, Inc. (a)	779	7,697
Vaxart, Inc. (a)(b)	1,728	3,767
Vaxcyte, Inc. (a)	520	12,480
VBI Vaccines, Inc. (a)(b)	3,456	2,439
Veracyte, Inc. (a)(b)	1,156	19,190
Verastem, Inc. (a)	2,557	2,173
Vericel Corp. (a)	769	17,841
Vertex Pharmaceuticals, Inc. (a)	3,950	1,143,683
Verve Therapeutics, Inc. (a)	231	7,935
Viking Therapeutics, Inc. (a)(b)	1,212	3,297
Vir Biotechnology, Inc. (a)	1,129	21,767
Viridian Therapeutics, Inc. (a)(b)	365	7,486
VistaGen Therapeutics, Inc. (a)	2,120	322
Voyager Therapeutics, Inc. (a)	418	2,475
Xencor, Inc. (a)	946	24,577
Y-mAbs Therapeutics, Inc. (a)(b)	541	7,801
Zentalis Pharmaceuticals, Inc. (a)	736	15,942
		15,325,851
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	27,032	2,615,616
Abiomed, Inc. (a)	705	173,190
Accuray, Inc. (a)(b)	1,200	2,496
Align Technology, Inc. (a)	1,133	234,656
Alphatec Holdings, Inc. (a)	1,026	8,967
Angiodynamics, Inc. (a)	578	11,826
Apollo Endosurgery, Inc. (a)	348	1,917
Artivion, Inc. (a)	593	8,207
Asensus Surgical, Inc. (a)(b)	3,774	1,694
Atricure, Inc. (a)	696	27,214
Atrion Corp.	21	11,865
Avanos Medical, Inc. (a)	694	15,115
AxoGen, Inc. (a)	737	8,785
Axonics Modulation Technologies, Inc. (a)	728	51,280
Baxter International, Inc.	7,777	418,869
Becton, Dickinson & Co.	4,399	980,229
Beyond Air, Inc. (a)(b)	312	2,321
BioLife Solutions, Inc. (a)	451	10,260
Bioventus, Inc. (a)(b)	256	1,792
Boston Scientific Corp. (a)	22,060	854,384
Butterfly Network, Inc. Class A (a)(b)	2,030	9,541
Cardiovascular Systems, Inc. (a)	635	8,801
Cerus Corp. (a)	2,588	9,317
ClearPoint Neuro, Inc. (a)(b)	289	2,994
Co.-Diagnostics, Inc. (a)(b)	368	1,181
CONMED Corp. (b)	464	37,199
CryoPort, Inc. (a)(b)	750	18,270
Cutera, Inc. (a)(b)	243	11,081
DarioHealth Corp. (a)(b)	290	1,343
Dentsply Sirona, Inc.	3,328	94,349
DexCom, Inc. (a)	6,066	488,556
Eargo, Inc. (a)	402	422
Edwards Lifesciences Corp. (a)	9,604	793,579
Embecta Corp.	880	25,335
Enovis Corp. (a)	748	34,460
Envista Holdings Corp. (a)	2,510	82,353
Figs, Inc. Class A (a)(b)	611	5,041
Glaukos Corp. (a)	749	39,877
Globus Medical, Inc. (a)	1,227	73,092
Haemonetics Corp. (a)	787	58,262
Heska Corp. (a)	158	11,521
Hologic, Inc. (a)	3,846	248,144
ICU Medical, Inc. (a)(b)	312	46,987
IDEXX Laboratories, Inc. (a)	1,298	422,888
Inari Medical, Inc. (a)(b)	539	39,153
Inogen, Inc. (a)	325	7,891
Inspire Medical Systems, Inc. (a)	427	75,737
Insulet Corp. (a)	1,072	245,917
Integer Holdings Corp. (a)	500	31,115
Integra LifeSciences Holdings Corp. (a)	1,113	47,147
Intuitive Surgical, Inc. (a)	5,546	1,039,542
IRadimed Corp.	120	3,607
iRhythm Technologies, Inc. (a)	465	58,255
Lantheus Holdings, Inc. (a)	1,058	74,409
LeMaitre Vascular, Inc. (b)	298	15,103
LivaNova PLC (a)	838	42,545
Masimo Corp. (a)(b)	789	111,375
Medtronic PLC	20,714	1,672,656
Meridian Bioscience, Inc. (a)	689	21,724
Merit Medical Systems, Inc. (a)	797	45,038
Mesa Laboratories, Inc.	78	10,985
Neogen Corp. (a)	1,635	22,841
Nevro Corp. (a)	556	25,910
Novocure Ltd. (a)(b)	1,392	105,764
NuVasive, Inc. (a)	824	36,099
Omnicell, Inc. (a)	686	59,703
OraSure Technologies, Inc. (a)	1,190	4,510
Orthofix International NV (a)	272	5,198
OrthoPediatrics Corp. (a)(b)	219	10,105
Outset Medical, Inc. (a)	619	9,861
Owlet, Inc. (a)	886	948
Penumbra, Inc. (a)	548	103,901
PROCEPT BioRobotics Corp.	120	4,975
Pulmonx Corp. (a)(b)	542	9,030
QuidelOrtho Corp. (a)	781	55,826
Quotient Ltd. (a)	1,028	154
ResMed, Inc.	2,260	493,358
Seaspine Holdings Corp. (a)	481	2,732
Semler Scientific, Inc. (a)	59	2,215
Senseonics Holdings, Inc. (a)(b)	6,431	8,489
Shockwave Medical, Inc. (a)	553	153,773
SI-BONE, Inc. (a)	495	8,643
Sientra, Inc. (a)(b)	866	554
Sight Sciences, Inc. (a)(b)	131	832
Silk Road Medical, Inc. (a)(b)	562	25,290
SmileDirectClub, Inc. (a)(b)	1,693	1,533
Staar Surgical Co. (a)	741	52,278
Stereotaxis, Inc. (a)	595	1,071
STERIS PLC	1,547	257,235
Stryker Corp.	5,198	1,052,803
SurModics, Inc. (a)	195	5,928
Tactile Systems Technology, Inc. (a)	297	2,314
Tandem Diabetes Care, Inc. (a)	991	47,419
Teleflex, Inc.	726	146,260
The Cooper Companies, Inc.	763	201,356
TransMedics Group, Inc. (a)	452	18,866
Treace Medical Concepts, Inc. (a)	215	4,745
UFP Technologies, Inc. (a)	100	8,584
Utah Medical Products, Inc.	57	4,863
Vapotherm, Inc. (a)	270	424
Varex Imaging Corp. (a)	572	12,092
Vicarious Surgical, Inc. (a)	459	1,538
ViewRay, Inc. (a)	2,373	8,638
Zimmer Biomet Holdings, Inc.	3,237	338,428
Zimvie, Inc. (a)	333	3,287
Zomedica Corp. (a)(b)	11,813	2,493
Zynex, Inc. (b)	430	3,900
		14,834,241
Health Care Providers & Services - 3.3%
1Life Healthcare, Inc. (a)	2,694	46,202
23andMe Holding Co. Class A (a)(b)	3,210	9,181
Acadia Healthcare Co., Inc. (a)	1,397	109,217
Accolade, Inc. (a)	905	10,335
AdaptHealth Corp. (a)	1,480	27,794
Addus HomeCare Corp. (a)	253	24,096
Agiliti, Inc. (a)(b)	407	5,824
Amedisys, Inc. (a)	507	49,073
AmerisourceBergen Corp.	2,326	314,778
AMN Healthcare Services, Inc. (a)	693	73,430
Apollo Medical Holdings, Inc. (a)(b)	579	22,581
ATI Physical Therapy, Inc. (a)(b)	1,099	1,099
Aveanna Healthcare Holdings, Inc. (a)(b)	641	962
Brookdale Senior Living, Inc. (a)	2,744	11,717
Cano Health, Inc. (a)	2,969	25,741
Cardinal Health, Inc.	4,199	279,989
CareMax, Inc. Class A (a)	1,054	7,473
Castle Biosciences, Inc. (a)	364	9,493
Centene Corp. (a)	9,030	702,624
Chemed Corp.	232	101,282
Cigna Corp.	4,897	1,358,771
Clover Health Investments Corp. (a)(b)	4,474	7,606
Community Health Systems, Inc. (a)	1,945	4,182
Corvel Corp. (a)	150	20,765
Covetrus, Inc. (a)	1,575	32,886
Cross Country Healthcare, Inc. (a)	544	15,433
CVS Health Corp.	20,247	1,930,956
DaVita HealthCare Partners, Inc. (a)	938	77,638
DocGo, Inc. Class A (a)	1,159	11,497
Elevance Health, Inc.	3,723	1,691,136
Encompass Health Corp.	1,548	70,016
Enhabit Home Health & Hospice (a)	666	9,351
Fulgent Genetics, Inc. (a)	298	11,360
Guardant Health, Inc. (a)	1,579	84,998
Hanger, Inc. (a)	585	10,951
HCA Holdings, Inc.	3,515	646,022
HealthEquity, Inc. (a)	1,304	87,590
Henry Schein, Inc. (a)	2,134	140,353
Hims & Hers Health, Inc. (a)(b)	1,799	10,038
Humana, Inc.	1,953	947,576
InfuSystems Holdings, Inc. (a)	229	1,601
Invitae Corp. (a)(b)	3,413	8,396
Laboratory Corp. of America Holdings	1,432	293,288
LHC Group, Inc. (a)	475	77,739
McKesson Corp.	2,242	761,989
Modivcare, Inc. (a)	185	18,441
Molina Healthcare, Inc. (a)	906	298,835
National Healthcare Corp.	211	13,365
National Research Corp. Class A	199	7,920
Oak Street Health, Inc. (a)(b)	2,168	53,159
Opko Health, Inc. (a)(b)	6,262	11,835
Option Care Health, Inc. (a)	2,147	67,566
Owens & Minor, Inc.	1,139	27,450
Patterson Companies, Inc.	1,378	33,100
Pediatrix Medical Group, Inc. (a)	1,311	21,645
Pennant Group, Inc. (a)	400	4,164
PetIQ, Inc. Class A (a)	434	2,995
Premier, Inc.	1,843	62,551
Privia Health Group, Inc. (a)	447	15,225
Progyny, Inc. (a)	1,114	41,285
Quest Diagnostics, Inc.	1,812	222,314
R1 Rcm, Inc. (a)	2,094	38,802
RadNet, Inc. (a)	759	15,446
Select Medical Holdings Corp.	1,621	35,824
Sema4 Holdings Corp. Class A (a)(b)	4,460	3,914
Surgery Partners, Inc. (a)	599	14,017
Talkspace, Inc. Class A (a)	1,176	1,211
Tenet Healthcare Corp. (a)	1,668	86,035
The Ensign Group, Inc.	817	64,952
The Joint Corp. (a)	247	3,880
U.S. Physical Therapy, Inc.	212	16,116
UnitedHealth Group, Inc.	14,487	7,316,514
Universal Health Services, Inc. Class B	1,040	91,707
		18,735,297
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	1,763	26,850
American Well Corp. (a)	2,913	10,458
Certara, Inc. (a)	1,587	21,075
Change Healthcare, Inc.	3,882	106,716
Computer Programs & Systems, Inc. (a)	204	5,688
Definitive Healthcare Corp.	395	6,138
Doximity, Inc. (a)(b)	1,449	43,789
Evolent Health, Inc. (a)	1,302	46,781
GoodRx Holdings, Inc. (a)(b)	1,079	5,039
Health Catalyst, Inc. (a)	863	8,371
HealthStream, Inc. (a)	368	7,824
iCAD, Inc. (a)	233	489
MultiPlan Corp. Class A (a)(b)	3,604	10,307
Nextgen Healthcare, Inc. (a)	872	15,434
OptimizeRx Corp. (a)	247	3,661
Phreesia, Inc. (a)	832	21,199
Schrodinger, Inc. (a)	691	17,261
Sharecare, Inc. Class A (a)(b)	4,598	8,736
Simulations Plus, Inc. (b)	225	10,922
Tabula Rasa HealthCare, Inc. (a)	341	1,637
Teladoc Health, Inc. (a)(b)	2,511	63,654
UpHealth, Inc. (a)(b)	2,016	1,073
Veeva Systems, Inc. Class A (a)	2,163	356,635
		799,737
Life Sciences Tools & Services - 1.7%
10X Genomics, Inc. (a)	1,473	41,951
Adaptive Biotechnologies Corp. (a)	1,581	11,257
Agilent Technologies, Inc.	4,633	563,141
Avantor, Inc. (a)	9,423	184,691
Azenta, Inc.	1,173	50,275
Berkeley Lights, Inc. (a)	501	1,433
Bio-Rad Laboratories, Inc. Class A (a)	336	140,159
Bio-Techne Corp.	607	172,388
BioNano Genomics, Inc. (a)(b)	4,462	8,165
Bruker Corp.	1,551	82,296
Charles River Laboratories International, Inc. (a)	785	154,488
ChromaDex, Inc. (a)	829	1,020
Codexis, Inc. (a)	953	5,775
Danaher Corp.	9,991	2,580,575
Frontage Holdings Corp. (a)(d)	10,000	2,629
Illumina, Inc. (a)	2,427	463,047
Inotiv, Inc. (a)(b)	248	4,179
IQVIA Holdings, Inc. (a)	2,922	529,291
Maravai LifeSciences Holdings, Inc. (a)	1,716	43,809
Medpace Holdings, Inc. (a)	416	65,383
Mettler-Toledo International, Inc. (a)	350	379,442
Nanostring Technologies, Inc. (a)	721	9,207
Nautilus Biotechnology, Inc. (a)	595	1,261
NeoGenomics, Inc. (a)	2,025	17,435
Pacific Biosciences of California, Inc. (a)(b)	3,648	21,177
PerkinElmer, Inc.	1,948	234,403
Personalis, Inc. (a)	499	1,482
Quanterix Corp. (a)	526	5,797
Quantum-Si, Inc. (a)	1,415	3,891
Science 37 Holdings, Inc. (a)	638	1,027
Seer, Inc. (a)(b)	517	4,002
SomaLogic, Inc. Class A (a)	2,070	6,003
Sotera Health Co. (a)	1,433	9,773
Standard BioTools, Inc. (a)	780	858
Syneos Health, Inc. (a)	1,586	74,780
Thermo Fisher Scientific, Inc.	6,044	3,065,456
Waters Corp. (a)	930	250,663
West Pharmaceutical Services, Inc.	1,144	281,516
		9,474,125
Pharmaceuticals - 4.0%
9 Meters Biopharma, Inc. (a)	3,891	837
Aclaris Therapeutics, Inc. (a)	729	11,474
Adamis Pharmaceuticals Corp. (a)(b)	3,333	662
Aerie Pharmaceuticals, Inc. (a)	809	12,240
Amneal Pharmaceuticals, Inc. (a)	1,316	2,658
Amphastar Pharmaceuticals, Inc. (a)	615	17,282
Ampio Pharmaceuticals, Inc. (a)(b)	2,058	125
ANI Pharmaceuticals, Inc. (a)	196	6,299
Arvinas Holding Co. LLC (a)	660	29,363
Atea Pharmaceuticals, Inc. (a)	847	4,819
Athira Pharma, Inc. (a)	387	1,149
Axsome Therapeutics, Inc. (a)(b)	486	21,685
Bristol-Myers Squibb Co.	32,876	2,337,155
Cara Therapeutics, Inc. (a)(b)	581	5,438
Cassava Sciences, Inc. (a)(b)	583	24,381
Catalent, Inc. (a)	2,773	200,654
Citius Pharmaceuticals, Inc. (a)(b)	1,564	1,892
Clearside Biomedical, Inc. (a)	985	1,113
Collegium Pharmaceutical, Inc. (a)	513	8,218
Corcept Therapeutics, Inc. (a)	1,514	38,819
CymaBay Therapeutics, Inc. (a)	1,295	4,533
DICE Therapeutics, Inc.	155	3,143
Edgewise Therapeutics, Inc. (a)	236	2,322
Elanco Animal Health, Inc. (a)	7,353	91,251
Eli Lilly & Co.	12,180	3,938,403
Esperion Therapeutics, Inc. (a)(b)	1,018	6,821
Evolus, Inc. (a)(b)	514	4,138
Eyepoint Pharmaceuticals, Inc. (a)	312	2,468
Fulcrum Therapeutics, Inc. (a)	384	3,107
Harmony Biosciences Holdings, Inc. (a)	346	15,324
Innoviva, Inc. (a)	947	10,995
Intra-Cellular Therapies, Inc. (a)	1,350	62,816
Jazz Pharmaceuticals PLC (a)	964	128,492
Johnson & Johnson	40,635	6,638,134
KemPharm, Inc. (a)(b)	457	2,852
Liquidia Technologies, Inc. (a)	847	4,608
Marinus Pharmaceuticals, Inc. (a)	397	2,640
Merck & Co., Inc.	39,051	3,363,072
Nektar Therapeutics (a)	2,694	8,621
NGM Biopharmaceuticals, Inc. (a)	583	7,626
Nuvation Bio, Inc. (a)(b)	1,978	4,431
Ocular Therapeutix, Inc. (a)	1,253	5,200
Omeros Corp. (a)(b)	1,073	3,380
Organon & Co.	3,935	92,079
Pacira Biosciences, Inc. (a)	719	38,244
Paratek Pharmaceuticals, Inc. (a)(b)	947	2,434
Perrigo Co. PLC	2,089	74,494
Pfizer, Inc.	86,655	3,792,023
Phathom Pharmaceuticals, Inc. (a)(b)	203	2,249
Phibro Animal Health Corp. Class A	264	3,509
Pliant Therapeutics, Inc. (a)(b)	337	7,040
PLx Pharma PLC (a)(b)	593	385
Prestige Brands Holdings, Inc. (a)	792	39,465
Provention Bio, Inc. (a)	750	3,375
Reata Pharmaceuticals, Inc. (a)(b)	405	10,178
Relmada Therapeutics, Inc. (a)	445	16,474
Revance Therapeutics, Inc. (a)	1,059	28,593
Royalty Pharma PLC	5,577	224,084
SCYNEXIS, Inc. (a)(b)	802	1,925
Seelos Therapeutics, Inc. (a)(b)	2,587	2,665
SIGA Technologies, Inc.	576	5,933
Supernus Pharmaceuticals, Inc. (a)	836	28,299
Theravance Biopharma, Inc. (a)	792	8,031
Theseus Pharmaceuticals, Inc.	154	893
Tricida, Inc. (a)(b)	460	4,821
Ventyx Biosciences, Inc.	153	5,341
Viatris, Inc.	18,801	160,185
Xeris Biopharma Holdings, Inc. (a)(b)	1,496	2,334
Xeris Biopharma Holdings, Inc. rights (a)(c)	400	72
Zoetis, Inc. Class A	7,275	1,078,810
Zynerba Pharmaceuticals, Inc. (a)(b)	438	321
		22,674,896
TOTAL HEALTH CARE		81,844,147
INDUSTRIALS - 8.6%
Aerospace & Defense - 1.5%
AAR Corp. (a)	536	19,200
Aerojet Rocketdyne Holdings, Inc. (a)	1,164	46,548
AeroVironment, Inc. (a)	348	29,009
AerSale Corp. (a)	269	4,987
Archer Aviation, Inc. Class A (a)(b)	1,914	4,996
Astra Space, Inc. Class A (a)(b)	1,572	960
Astronics Corp. (a)	337	2,649
Axon Enterprise, Inc. (a)	1,101	127,441
BWX Technologies, Inc.	1,416	71,324
Byrna Technologies, Inc. (a)(b)	212	996
Cadre Holdings, Inc.	81	1,949
Curtiss-Wright Corp.	596	82,939
Ducommun, Inc. (a)	166	6,584
General Dynamics Corp.	3,557	754,689
HEICO Corp.	667	96,035
HEICO Corp. Class A	1,143	131,011
Hexcel Corp.	1,311	67,805
Howmet Aerospace, Inc.	5,816	179,889
Huntington Ingalls Industries, Inc.	616	136,444
Kaman Corp.	430	12,010
Kratos Defense & Security Solutions, Inc. (a)	1,996	20,279
L3Harris Technologies, Inc.	2,979	619,126
Lockheed Martin Corp.	3,656	1,412,276
Maxar Technologies, Inc.	1,123	21,023
Mercury Systems, Inc. (a)	910	36,946
Momentus, Inc. Class A (a)(b)	623	854
Moog, Inc. Class A	436	30,673
National Presto Industries, Inc.	83	5,399
Northrop Grumman Corp.	2,256	1,061,042
Park Aerospace Corp.	225	2,484
Parsons Corp. (a)	440	17,248
Raytheon Technologies Corp.	22,970	1,880,324
Rocket Lab U.S.A., Inc. Class A (a)(b)	2,185	8,893
Spirit AeroSystems Holdings, Inc. Class A	1,644	36,036
Textron, Inc.	3,335	194,297
The Boeing Co. (a)	8,590	1,040,077
TransDigm Group, Inc.	801	420,381
Triumph Group, Inc. (a)	944	8,109
V2X, Inc. (a)	186	6,584
Virgin Galactic Holdings, Inc. (a)(b)	2,701	12,722
Woodward, Inc.	943	75,685
		8,687,923
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	922	22,211
Atlas Air Worldwide Holdings, Inc. (a)	415	39,662
C.H. Robinson Worldwide, Inc.	1,961	188,864
Expeditors International of Washington, Inc.	2,587	228,458
FedEx Corp.	3,682	546,667
Forward Air Corp.	424	38,270
GXO Logistics, Inc. (a)	1,584	55,535
Hub Group, Inc. Class A (a)	536	36,973
United Parcel Service, Inc. Class B	11,339	1,831,702
		2,988,342
Airlines - 0.2%
Alaska Air Group, Inc. (a)	1,958	76,656
Allegiant Travel Co. (a)	248	18,099
American Airlines Group, Inc. (a)(b)	10,039	120,870
Blade Air Mobility, Inc. (a)	582	2,345
Delta Air Lines, Inc. (a)	9,898	277,738
Hawaiian Holdings, Inc. (a)	787	10,349
JetBlue Airways Corp. (a)	4,812	31,904
Joby Aviation, Inc. (a)(b)	3,970	17,190
Mesa Air Group, Inc. (a)	291	480
SkyWest, Inc. (a)	757	12,309
Southwest Airlines Co. (a)	9,164	282,618
Spirit Airlines, Inc. (a)	1,719	32,352
Sun Country Airlines Holdings, Inc. (a)(b)	470	6,397
United Airlines Holdings, Inc. (a)	5,049	164,244
Wheels Up Experience, Inc. Class A (a)	2,849	3,276
		1,056,827
Building Products - 0.6%
A.O. Smith Corp.	2,012	97,743
AAON, Inc.	664	35,776
Advanced Drain Systems, Inc.	877	109,072
Allegion PLC	1,358	121,785
American Woodmark Corp. (a)	258	11,316
Apogee Enterprises, Inc.	364	13,912
Armstrong World Industries, Inc.	731	57,917
Builders FirstSource, Inc. (a)	2,667	157,140
Carlisle Companies, Inc.	795	222,926
Carrier Global Corp.	13,105	466,014
CSW Industrials, Inc.	249	29,830
Fortune Brands Home & Security, Inc.	2,029	108,937
Gibraltar Industries, Inc. (a)	525	21,488
Griffon Corp.	733	21,638
Hayward Holdings, Inc. (a)(b)	959	8,506
Insteel Industries, Inc.	310	8,224
Janus International Group, Inc. (a)	822	7,332
Jeld-Wen Holding, Inc. (a)	1,288	11,270
Johnson Controls International PLC	10,743	528,770
Lennox International, Inc.	511	113,784
Masco Corp.	3,643	170,092
Masonite International Corp. (a)	342	24,381
Owens Corning	1,497	117,679
PGT Innovations, Inc. (a)	881	18,466
Quanex Building Products Corp.	496	9,007
Resideo Technologies, Inc. (a)	2,293	43,705
Simpson Manufacturing Co. Ltd.	672	52,685
Tecnoglass, Inc. (b)	331	6,948
The AZEK Co., Inc. (a)	1,681	27,938
Trane Technologies PLC	3,610	522,764
Trex Co., Inc. (a)	1,755	77,115
UFP Industries, Inc.	972	70,140
View, Inc. Class A (a)(b)	1,282	1,718
Zurn Elkay Water Solutions Cor	1,958	47,971
		3,343,989
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	1,049	40,103
ACCO Brands Corp.	1,412	6,919
ACV Auctions, Inc. Class A (a)	1,883	13,539
Aqua Metals, Inc. (a)(b)	1,709	1,291
Aris Water Solution, Inc. Class A (b)	304	3,879
Aurora Innovation, Inc. (a)(b)	4,071	8,997
Brady Corp. Class A	721	30,087
BrightView Holdings, Inc. (a)	630	5,002
Casella Waste Systems, Inc. Class A (a)	787	60,119
Cimpress PLC (a)	302	7,393
Cintas Corp.	1,342	520,951
Clean Harbors, Inc. (a)	776	85,344
Copart, Inc. (a)	3,305	351,652
CoreCivic, Inc. (a)	1,989	17,583
Deluxe Corp.	618	10,290
Driven Brands Holdings, Inc. (a)	842	23,559
Ennis, Inc.	382	7,690
Harsco Corp. (a)	1,264	4,727
Healthcare Services Group, Inc. (b)	1,103	13,335
Heritage-Crystal Clean, Inc. (a)	236	6,979
HNI Corp.	624	16,542
IAA, Inc. (a)	2,083	66,344
Interface, Inc.	925	8,316
KAR Auction Services, Inc. (a)(b)	1,837	20,519
Kimball International, Inc. Class B	490	3,082
Matthews International Corp. Class A	525	11,765
Millerknoll, Inc.	1,141	17,800
Montrose Environmental Group, Inc. (a)(b)	395	13,292
MSA Safety, Inc. (b)	573	62,617
Pitney Bowes, Inc.	2,485	5,790
Republic Services, Inc.	3,213	437,097
Rollins, Inc.	3,504	121,519
SP Plus Corp. (a)	332	10,398
Steelcase, Inc. Class A	1,265	8,248
Stericycle, Inc. (a)	1,435	60,428
Tetra Tech, Inc.	832	106,937
The Brink's Co.	737	35,700
The GEO Group, Inc. (a)	1,883	14,499
UniFirst Corp.	239	40,207
Viad Corp. (a)	292	9,221
VSE Corp.	166	5,876
Waste Management, Inc.	5,894	944,278
		3,239,914
Construction & Engineering - 0.2%
AECOM	2,180	149,047
Ameresco, Inc. Class A (a)(b)	483	32,110
API Group Corp. (a)	3,229	42,849
Arcosa, Inc.	757	43,285
Argan, Inc.	204	6,563
Comfort Systems U.S.A., Inc.	558	54,310
Construction Partners, Inc. Class A (a)	615	16,131
Dycom Industries, Inc. (a)	462	44,135
EMCOR Group, Inc.	788	90,998
Fluor Corp. (a)	2,191	54,534
Granite Construction, Inc.	659	16,732
Great Lakes Dredge & Dock Corp. (a)	972	7,368
IES Holdings, Inc. (a)	116	3,204
Infrastructure and Energy Alternatives, Inc. (a)	465	6,296
MasTec, Inc. (a)	887	56,325
Matrix Service Co. (a)	518	2,145
MDU Resources Group, Inc.	3,140	85,879
MYR Group, Inc. (a)	260	22,030
Northwest Pipe Co. (a)	161	4,524
NV5 Global, Inc. (a)	191	23,650
Orbital Infrastructure Group I (a)(b)	1,220	580
Primoris Services Corp.	782	12,708
Quanta Services, Inc.	2,218	282,551
Sterling Construction Co., Inc. (a)	436	9,361
Tutor Perini Corp. (a)	544	3,003
Valmont Industries, Inc.	329	88,376
Willscot Mobile Mini Holdings (a)	3,432	138,413
		1,297,107
Electrical Equipment - 0.7%
Acuity Brands, Inc.	535	84,246
Advent Technologies Holdings, Inc. Class A (a)(b)	851	2,604
American Superconductor Corp. (a)(b)	277	1,213
AMETEK, Inc.	3,563	404,080
Array Technologies, Inc. (a)	2,115	35,067
Atkore, Inc. (a)	669	52,055
AZZ, Inc.	364	13,290
Babcock & Wilcox Enterprises, Inc. (a)	884	5,640
Beam Global (a)	98	1,196
Blink Charging Co. (a)(b)	560	9,923
Bloom Energy Corp. Class A (a)(b)	2,513	50,235
ChargePoint Holdings, Inc. Class A (a)(b)	2,795	41,254
Eaton Corp. PLC	6,161	821,631
Emerson Electric Co.	9,173	671,647
Encore Wire Corp.	312	36,048
Energous Corp. (a)(b)	1,508	1,553
EnerSys	620	36,065
Enovix Corp. (a)(b)	1,586	29,079
Eos Energy Enterprises, Inc. (a)(b)	619	1,034
ESS Tech, Inc. Class A (a)(b)	737	3,014
Fluence Energy, Inc. (b)	515	7,514
FTC Solar, Inc. (a)(b)	532	1,575
FuelCell Energy, Inc. (a)(b)	5,874	20,030
Generac Holdings, Inc. (a)	987	175,824
GrafTech International Ltd.	2,861	12,331
Hubbell, Inc. Class B	827	184,421
KULR Technology Group, Inc. (a)(b)	962	1,231
Nuvve Holding Corp. (a)	238	333
nVent Electric PLC	2,579	81,522
Ocean Power Technologies, Inc. (a)(b)	1,566	1,284
Plug Power, Inc. (a)(b)	8,039	168,899
Powell Industries, Inc.	157	3,310
Regal Rexnord Corp.	1,034	145,132
Rockwell Automation, Inc.	1,796	386,338
Romeo Power, Inc. (a)	1,538	615
Sensata Technologies, Inc. PLC	2,434	90,740
Shoals Technologies Group, Inc. (a)	1,776	38,273
Stem, Inc. (a)	2,130	28,414
SunPower Corp. (a)(b)	1,322	30,459
Sunrun, Inc. (a)	3,249	89,640
Thermon Group Holdings, Inc. (a)	485	7,474
TPI Composites, Inc. (a)	561	6,328
Vertiv Holdings Co.	4,745	46,121
Vicor Corp. (a)	351	20,758
		3,849,440
Industrial Conglomerates - 0.7%
3M Co.	8,784	970,632
General Electric Co.	17,002	1,052,594
Honeywell International, Inc.	10,510	1,754,855
		3,778,081
Machinery - 1.8%
AGCO Corp.	946	90,977
AgEagle Aerial Systems, Inc. (a)(b)	1,905	885
Agrify Corp. (a)(b)	539	234
Alamo Group, Inc.	149	18,218
Albany International Corp. Class A	473	37,287
Allison Transmission Holdings, Inc.	1,501	50,674
Altra Industrial Motion Corp.	1,037	34,864
Astec Industries, Inc.	353	11,010
Barnes Group, Inc.	754	21,776
Berkshire Grey, Inc. Class A (a)(b)	823	1,399
Blue Bird Corp. (a)	281	2,346
Caterpillar, Inc.	8,237	1,351,527
Chart Industries, Inc. (a)(b)	554	102,130
CIRCOR International, Inc. (a)	257	4,238
Columbus McKinnon Corp. (NY Shares)	420	10,987
Commercial Vehicle Group, Inc. (a)	513	2,309
Crane Holdings Co.	741	64,867
Cummins, Inc.	2,177	443,041
Deere & Co.	4,311	1,439,400
Desktop Metal, Inc. (a)(b)	2,971	7,695
Donaldson Co., Inc.	1,916	93,903
Douglas Dynamics, Inc.	341	9,555
Dover Corp.	2,226	259,507
Energy Recovery, Inc. (a)	612	13,305
Enerpac Tool Group Corp. Class A	1,001	17,848
EnPro Industries, Inc.	313	26,599
ESAB Corp.	722	24,086
ESCO Technologies, Inc.	389	28,568
Evoqua Water Technologies Corp. (a)	1,882	62,238
Federal Signal Corp.	912	34,036
Flowserve Corp.	2,029	49,305
Fortive Corp.	5,535	322,691
Franklin Electric Co., Inc.	605	49,435
Gates Industrial Corp. PLC (a)	1,468	14,328
Gorman-Rupp Co.	332	7,898
Graco, Inc.	2,618	156,949
Helios Technologies, Inc.	492	24,895
Hillenbrand, Inc.	1,131	41,530
Hillman Solutions Corp. Class A (a)	1,711	12,901
Hydrofarm Holdings Group, Inc. (a)(b)	473	918
Hyliion Holdings Corp. Class A (a)(b)	1,763	5,060
Hyster-Yale Materials Handling Class A	131	2,818
Hyzon Motors, Inc. Class A (a)(b)	1,117	1,899
IDEX Corp.	1,171	234,024
Illinois Tool Works, Inc.	4,374	790,163
Ingersoll Rand, Inc.	6,272	271,327
ITT, Inc.	1,304	85,203
John Bean Technologies Corp.	499	42,914
Kadant, Inc. (b)	177	29,525
Kennametal, Inc.	1,245	25,622
Lightning eMotors, Inc. (a)(b)	455	705
Lincoln Electric Holdings, Inc.	898	112,897
Lindsay Corp.	166	23,784
Luxfer Holdings PLC sponsored	434	6,293
Manitowoc Co., Inc. (a)	461	3,573
Markforged Holding Corp. (a)(b)	816	1,616
Microvast Holdings, Inc. (a)	3,747	6,782
Middleby Corp. (a)	843	108,047
Mueller Industries, Inc.	894	53,139
Mueller Water Products, Inc. Class A	2,375	24,391
Nikola Corp. (a)(b)	3,609	12,704
Nordson Corp.	833	176,821
Omega Flex, Inc.	49	4,538
Oshkosh Corp.	1,024	71,977
Otis Worldwide Corp.	6,528	416,486
PACCAR, Inc.	5,362	448,746
Parker Hannifin Corp.	1,983	480,501
Pentair PLC	2,567	104,297
Proterra, Inc. Class A (a)	3,135	15,612
Proto Labs, Inc. (a)	401	14,608
RBC Bearings, Inc. (a)(b)	448	93,099
REV Group, Inc.	439	4,842
Sarcos Technology and Robotics Corp. Class A (a)(b)	732	1,625
Shyft Group, Inc. (The)	486	9,929
Snap-On, Inc.	823	165,711
SPX Corp. (a)	721	39,814
Standex International Corp.	176	14,370
Stanley Black & Decker, Inc.	2,334	175,540
Tennant Co.	277	15,667
Terex Corp.	1,039	30,900
The Greenbrier Companies, Inc.	500	12,135
Timken Co.	1,049	61,933
Titan International, Inc. (a)	741	8,996
Toro Co.	1,616	139,752
Trinity Industries, Inc. (b)	1,048	22,375
Velo3D, Inc. (a)(b)	755	2,975
Wabash National Corp.	699	10,876
Watts Water Technologies, Inc. Class A	431	54,190
Westinghouse Air Brake Tech Co.	2,825	229,814
Xos, Inc. Class A (a)(b)	725	870
Xylem, Inc.	2,785	243,298
		9,861,142
Marine - 0.0%
Eagle Bulk Shipping, Inc. (b)	198	8,550
Genco Shipping & Trading Ltd.	521	6,528
Kirby Corp. (a)	937	56,941
Matson, Inc.	633	38,942
Pangaea Logistics Solutions Ltd. (b)	418	1,931
		112,892
Professional Services - 0.6%
Alight, Inc. Class A (a)	3,871	28,374
ASGN, Inc. (a)	797	72,025
Atlas Technical Consultants, Inc. (a)(b)	221	1,470
Barrett Business Services, Inc.	109	8,502
BlackSky Technology, Inc. Class A (a)(b)	1,070	1,605
Booz Allen Hamilton Holding Corp. Class A	2,050	189,318
CACI International, Inc. Class A (a)	361	94,243
CBIZ, Inc. (a)	820	35,080
Clarivate Analytics PLC (a)(b)	6,076	57,054
CoStar Group, Inc. (a)	6,119	426,188
CRA International, Inc.	104	9,229
Dun & Bradstreet Holdings, Inc.	2,278	28,224
Equifax, Inc.	1,892	324,346
Exponent, Inc.	809	70,925
First Advantage Corp. (a)	617	7,916
Forrester Research, Inc. (a)	160	5,762
Franklin Covey Co. (a)	196	8,896
FTI Consulting, Inc. (a)	532	88,158
Heidrick & Struggles International, Inc.	297	7,719
HireRight Holdings Corp.	371	5,661
Huron Consulting Group, Inc. (a)	341	22,591
ICF International, Inc.	264	28,781
Insperity, Inc.	553	56,456
Jacobs Solutions, Inc.	1,991	216,004
KBR, Inc.	2,148	92,837
Kelly Services, Inc. Class A (non-vtg.)	514	6,985
Kforce, Inc.	325	19,061
Korn Ferry	838	39,344
Leidos Holdings, Inc.	2,109	184,474
Manpower, Inc.	825	53,369
Nielsen Holdings PLC	5,542	153,624
Red Violet, Inc. (a)	129	2,234
Resources Connection, Inc.	452	8,168
Robert Half International, Inc.	1,711	130,892
Science Applications International Corp.	859	75,961
Skillsoft Corp. (a)	1,169	2,139
Spire Global, Inc. (a)(b)	1,242	1,341
TransUnion Holding Co., Inc.	2,978	177,161
TriNet Group, Inc. (a)	601	42,803
TrueBlue, Inc. (a)	466	8,891
Upwork, Inc. (a)	1,836	25,006
Verisk Analytics, Inc.	2,438	415,752
Willdan Group, Inc. (a)	167	2,473
		3,237,042
Road & Rail - 0.8%
AMERCO	153	77,911
ArcBest Corp.	368	26,765
Avis Budget Group, Inc. (a)	530	78,684
Bird Global, Inc. Class A (a)(b)	1,806	637
Covenant Transport Group, Inc. Class A	170	4,879
CSX Corp.	33,555	893,905
Daseke, Inc. (a)	1,005	5,437
Heartland Express, Inc.	679	9,716
J.B. Hunt Transport Services, Inc.	1,294	202,407
Knight-Swift Transportation Holdings, Inc. Class A	2,523	123,450
Landstar System, Inc.	573	82,724
Marten Transport Ltd.	893	17,110
Norfolk Southern Corp.	3,679	771,302
Old Dominion Freight Lines, Inc.	1,418	352,756
P.A.M. Transportation Services, Inc. (a)	85	2,632
Ryder System, Inc.	792	59,788
Saia, Inc. (a)	408	77,520
Schneider National, Inc. Class B	549	11,145
TuSimple Holdings, Inc. (a)(b)	592	4,499
U.S. Xpress Enterprises, Inc. (a)	158	389
Union Pacific Corp.	9,695	1,888,780
Werner Enterprises, Inc.	937	35,231
XPO Logistics, Inc. (a)	1,536	68,383
Yellow Corp. (a)	575	2,915
		4,798,965
Trading Companies & Distributors - 0.4%
Air Lease Corp. Class A	1,635	50,701
Applied Industrial Technologies, Inc.	596	61,257
Beacon Roofing Supply, Inc. (a)	844	46,184
BlueLinx Corp. (a)	137	8,508
Boise Cascade Co.	626	37,222
Core & Main, Inc. (a)(b)	847	19,261
Custom Truck One Source, Inc. Class A (a)	813	4,740
DXP Enterprises, Inc. (a)	248	5,873
Fastenal Co.	8,884	409,019
GATX Corp. (b)	555	47,258
Global Industrial Co.	237	6,359
GMS, Inc. (a)	647	25,886
H&E Equipment Services, Inc.	474	13,433
Herc Holdings, Inc.	392	40,721
Hudson Technologies, Inc. (a)	546	4,013
McGrath RentCorp.	365	30,609
MRC Global, Inc. (a)	957	6,881
MSC Industrial Direct Co., Inc. Class A	739	53,807
NOW, Inc. (a)	1,643	16,512
Rush Enterprises, Inc. Class A	645	28,290
SiteOne Landscape Supply, Inc. (a)(b)	700	72,898
Textainer Group Holdings Ltd.	704	18,909
Titan Machinery, Inc. (a)	301	8,506
Transcat, Inc. (a)	110	8,326
Triton International Ltd.	991	54,237
United Rentals, Inc. (a)	1,106	298,753
Univar Solutions, Inc. (a)	2,630	59,806
Veritiv Corp. (a)	223	21,803
W.W. Grainger, Inc.	662	323,844
Watsco, Inc. (b)	513	132,077
WESCO International, Inc. (a)	691	82,492
		1,998,185
TOTAL INDUSTRIALS		48,249,849
INFORMATION TECHNOLOGY - 25.0%
Communications Equipment - 0.8%
ADTRAN Holdings, Inc.	800	15,664
Applied Optoelectronics, Inc. (a)(b)	166	452
Arista Networks, Inc. (a)	3,478	392,631
Aviat Networks, Inc. (a)	159	4,353
CalAmp Corp. (a)	633	2,431
Calix, Inc. (a)	863	52,764
Cambium Networks Corp. (a)	136	2,301
Casa Systems, Inc. (a)(b)	679	2,125
Ciena Corp. (a)	2,352	95,091
Cisco Systems, Inc.	64,158	2,566,320
Clearfield, Inc. (a)(b)	185	19,358
CommScope Holding Co., Inc. (a)	3,114	28,680
Comtech Telecommunications Corp.	332	3,323
Digi International, Inc. (a)	517	17,873
DZS, Inc. (a)	280	3,164
EMCORE Corp. (a)	571	954
Extreme Networks, Inc. (a)	1,977	25,839
F5, Inc. (a)	936	135,467
Harmonic, Inc. (a)	1,666	21,775
Infinera Corp. (a)(b)	3,516	17,017
Inseego Corp. (a)(b)	1,075	2,225
Juniper Networks, Inc.	4,983	130,156
Lantronix, Inc. (a)	295	1,419
Lumentum Holdings, Inc. (a)	1,070	73,370
Motorola Solutions, Inc.	2,584	578,738
NETGEAR, Inc. (a)	434	8,697
NetScout Systems, Inc. (a)	1,110	34,765
Ondas Holdings, Inc. (a)(b)	487	1,802
Ribbon Communications, Inc. (a)	1,598	3,548
ViaSat, Inc. (a)	1,183	35,762
Viavi Solutions, Inc. (a)	3,433	44,801
		4,322,865
Electronic Equipment & Components - 0.8%
908 Devices, Inc. (a)(b)	266	4,376
Advanced Energy Industries, Inc.	587	45,440
Aeva Technologies, Inc. (a)	1,433	2,680
AEye, Inc. Class A (a)(b)	1,328	1,474
Akoustis Technologies, Inc. (a)(b)	758	2,251
Alpine 4 Holdings, Inc. (a)	2,141	1,188
Amphenol Corp. Class A	9,215	617,036
Arlo Technologies, Inc. (a)	1,233	5,721
Arrow Electronics, Inc. (a)	1,023	94,310
Avnet, Inc.	1,523	55,011
Badger Meter, Inc.	457	42,222
Belden, Inc.	689	41,354
Benchmark Electronics, Inc.	512	12,687
CDW Corp.	2,084	325,271
Cognex Corp.	2,689	111,459
Coherent Corp. (a)	1,644	57,293
Corning, Inc.	11,734	340,521
CTS Corp.	516	21,491
Daktronics, Inc. (a)	549	1,488
ePlus, Inc. (a)	398	16,533
Evolv Technologies Holdings, Inc. (a)	851	1,804
Fabrinet (a)	572	54,597
FARO Technologies, Inc. (a)	283	7,766
Focus Universal, Inc. (a)	221	2,073
Identiv, Inc. (a)	370	4,640
Insight Enterprises, Inc. (a)	545	44,913
IPG Photonics Corp. (a)	541	45,633
Itron, Inc. (a)	676	28,466
Jabil, Inc.	2,181	125,866
Keysight Technologies, Inc. (a)	2,807	441,710
Kimball Electronics, Inc. (a)	393	6,740
Knowles Corp. (a)	1,404	17,087
Lightwave Logic, Inc. (a)(b)	1,487	10,915
Littelfuse, Inc.	384	76,297
Methode Electronics, Inc. Class A	553	20,544
MicroVision, Inc. (a)(b)	2,363	8,530
Mirion Technologies, Inc. Class A (a)(b)	1,482	11,071
Napco Security Technologies, Inc. (a)	481	13,987
National Instruments Corp.	2,027	76,499
nLIGHT, Inc. (a)	658	6,218
Novanta, Inc. (a)	554	64,070
OSI Systems, Inc. (a)	236	17,006
Ouster, Inc. (a)(b)	911	878
Par Technology Corp. (a)(b)	372	10,985
PC Connection, Inc.	166	7,485
Plexus Corp. (a)	439	38,439
Rogers Corp. (a)	288	69,661
Sanmina Corp. (a)	953	43,914
ScanSource, Inc. (a)	375	9,904
Smartrent, Inc. (a)	1,428	3,242
TD SYNNEX Corp.	647	52,530
TE Connectivity Ltd.	4,974	548,931
Teledyne Technologies, Inc. (a)	723	243,991
Trimble, Inc. (a)	3,874	210,242
TTM Technologies, Inc. (a)	1,524	20,086
Velodyne Lidar, Inc. (a)(b)	1,193	1,130
Vishay Intertechnology, Inc.	2,089	37,163
Vishay Precision Group, Inc. (a)	201	5,948
Vontier Corp.	2,515	42,026
Zebra Technologies Corp. Class A (a)	813	213,014
		4,445,807
IT Services - 4.3%
Accenture PLC Class A	9,781	2,516,651
Affirm Holdings, Inc. (a)(b)	2,567	48,157
Akamai Technologies, Inc. (a)	2,476	198,872
Amdocs Ltd.	1,914	152,067
Automatic Data Processing, Inc.	6,449	1,458,699
BigCommerce Holdings, Inc. (a)	891	13,187
Block, Inc. Class A (a)	7,779	427,767
Brightcove, Inc. (a)	548	3,452
Broadridge Financial Solutions, Inc.	1,811	261,364
Cantaloupe, Inc. (a)	866	3,014
Cass Information Systems, Inc.	187	6,487
Cloudflare, Inc. (a)	4,348	240,488
Cognizant Technology Solutions Corp. Class A	8,051	462,449
Concentrix Corp.	671	74,904
Conduent, Inc. (a)	2,442	8,156
CSG Systems International, Inc.	477	25,224
Cyxtera Technologies, Inc. Class A (a)	571	2,330
Digitalocean Holdings, Inc. (a)(b)	260	9,404
DXC Technology Co. (a)	3,779	92,510
Edgio, Inc. (a)	2,226	6,188
EPAM Systems, Inc. (a)	883	319,814
Euronet Worldwide, Inc. (a)	787	59,623
EVERTEC, Inc.	901	28,246
EVO Payments, Inc. Class A (a)	758	25,241
Exela Technologies, Inc. (a)(b)	266	121
ExlService Holdings, Inc. (a)	514	75,743
Fastly, Inc. Class A (a)(b)	1,841	16,864
Fidelity National Information Services, Inc.	9,435	713,003
Fiserv, Inc. (a)	8,984	840,633
FleetCor Technologies, Inc. (a)	1,196	210,699
Gartner, Inc. (a)	1,244	344,202
Genpact Ltd.	2,629	115,071
Global Payments, Inc.	4,348	469,801
GoDaddy, Inc. (a)	2,501	177,271
GreenBox POS (a)	502	489
Grid Dynamics Holdings, Inc. (a)	787	14,741
Hackett Group, Inc.	404	7,159
i3 Verticals, Inc. Class A (a)	305	6,109
IBM Corp.	13,889	1,650,152
Information Services Group, Inc. (b)	409	1,947
International Money Express, Inc. (a)	506	11,532
Jack Henry & Associates, Inc.	1,123	204,689
Kyndryl Holdings, Inc. (a)	2,836	23,454
Marqeta, Inc. Class A (a)	5,737	40,847
MasterCard, Inc. Class A	13,262	3,770,917
Maximus, Inc.	962	55,671
MoneyGram International, Inc. (a)	1,565	16,276
MongoDB, Inc. Class A (a)	1,044	207,297
Okta, Inc. (a)	2,334	132,735
Paya Holdings, Inc. (a)	1,262	7,711
Paychex, Inc.	4,961	556,674
Paymentus Holdings, Inc. (a)(b)	165	1,604
Payoneer Global, Inc. (a)	3,004	18,174
PayPal Holdings, Inc. (a)	17,889	1,539,706
Perficient, Inc. (a)	520	33,810
Rackspace Technology, Inc. (a)(b)	853	3,480
Repay Holdings Corp. (a)	1,112	7,851
Sabre Corp. (a)	4,889	25,178
Sezzle, Inc. unit (a)(b)	1,056	321
Shift4 Payments, Inc. (a)(b)	853	38,052
Snowflake, Inc. (a)	3,742	635,990
SolarWinds, Inc. (a)	737	5,712
Squarespace, Inc. Class A (a)(b)	419	8,950
SS&C Technologies Holdings, Inc.	3,431	163,830
Switch, Inc. Class A	2,127	71,659
TaskUs, Inc. (a)(b)	414	6,665
The Western Union Co. (b)	5,968	80,568
Toast, Inc.	3,780	63,202
Ttec Holdings, Inc.	273	12,097
Tucows, Inc. (a)	148	5,537
Twilio, Inc. Class A (a)	2,659	183,843
Unisys Corp. (a)	1,001	7,558
VeriSign, Inc. (a)	1,472	255,686
Verra Mobility Corp. (a)	1,930	29,664
Visa, Inc. Class A	25,415	4,514,975
WEX, Inc. (a)	698	88,604
		23,918,818
Semiconductors & Semiconductor Equipment - 4.4%
ACM Research, Inc. (a)(b)	537	6,691
Advanced Micro Devices, Inc. (a)	25,025	1,585,584
AEHR Test Systems (a)	379	5,344
Allegro MicroSystems LLC (a)	819	17,895
Alpha & Omega Semiconductor Ltd. (a)(b)	319	9,812
Ambarella, Inc. (a)	599	33,652
Amkor Technology, Inc.	1,514	25,814
Analog Devices, Inc.	8,079	1,125,728
Applied Materials, Inc.	13,647	1,118,099
Atomera, Inc. (a)(b)	287	2,907
Axcelis Technologies, Inc. (a)	496	30,038
AXT, Inc. (a)	642	4,301
Broadcom, Inc.	6,304	2,799,039
CEVA, Inc. (a)	338	8,866
Cirrus Logic, Inc. (a)	887	61,026
Cohu, Inc. (a)	785	20,237
CyberOptics Corp. (a)	122	6,561
Diodes, Inc. (a)	717	46,540
Enphase Energy, Inc. (a)	2,085	578,525
Entegris, Inc.	2,102	174,508
Everspin Technologies, Inc. (a)(b)	266	1,540
First Solar, Inc. (a)	1,530	202,373
FormFactor, Inc. (a)	1,170	29,309
Ichor Holdings Ltd. (a)	429	10,386
Impinj, Inc. (a)(b)	296	23,689
indie Semiconductor, Inc. (a)(b)	951	6,961
Intel Corp.	63,153	1,627,453
KLA Corp.	2,303	696,957
Kopin Corp. (a)	1,131	1,188
Kulicke & Soffa Industries, Inc.	926	35,679
Lam Research Corp.	2,143	784,338
Lattice Semiconductor Corp. (a)	2,133	104,965
MACOM Technology Solutions Holdings, Inc. (a)	769	39,827
Marvell Technology, Inc.	13,147	564,138
MaxLinear, Inc. Class A (a)	1,119	36,502
Meta Materials, Inc. (a)(b)	2,895	1,879
Microchip Technology, Inc.	8,587	524,065
Micron Technology, Inc.	17,244	863,924
MKS Instruments, Inc.	867	71,649
Monolithic Power Systems, Inc.	677	246,022
Navitas Semiconductor Corp. (a)(b)	1,263	6,126
NVE Corp.	68	3,172
NVIDIA Corp.	38,672	4,694,394
NXP Semiconductors NV	4,052	597,711
onsemi (a)	6,708	418,110
Onto Innovation, Inc. (a)	771	49,383
PDF Solutions, Inc. (a)	426	10,450
Photronics, Inc. (a)	901	13,173
Pixelworks, Inc. (a)	728	1,172
Power Integrations, Inc.	908	58,403
Qorvo, Inc. (a)	1,679	133,329
Qualcomm, Inc.	17,298	1,954,328
Rambus, Inc. (a)	1,714	43,570
Rockley Photonics Holdings Ltd. (a)(b)	1,172	832
Semtech Corp. (a)	1,009	29,675
Silicon Laboratories, Inc. (a)	565	69,744
SiTime Corp. (a)	236	18,580
SkyWater Technology, Inc. (a)	125	956
Skyworks Solutions, Inc.	2,488	212,152
SMART Global Holdings, Inc. (a)(b)	728	11,553
SolarEdge Technologies, Inc. (a)	855	197,898
Synaptics, Inc. (a)	616	60,990
Teradyne, Inc.	2,476	186,071
Texas Instruments, Inc.	14,238	2,203,758
Ultra Clean Holdings, Inc. (a)	727	18,720
Universal Display Corp.	677	63,875
Veeco Instruments, Inc. (a)(b)	747	13,685
Wolfspeed, Inc. (a)(b)	1,910	197,418
		24,803,239
Software - 8.6%
8x8, Inc. (a)(b)	1,865	6,434
A10 Networks, Inc.	901	11,956
ACI Worldwide, Inc. (a)	1,800	37,620
Adeia, Inc.	1,582	22,369
Adobe, Inc. (a)	7,298	2,008,410
Agilysys, Inc. (a)	287	15,885
Alarm.com Holdings, Inc. (a)	717	46,505
Altair Engineering, Inc. Class A (a)(b)	817	36,128
Alteryx, Inc. Class A (a)	938	52,378
American Software, Inc. Class A	474	7,262
Amplitude, Inc. (a)(b)	388	6,002
ANSYS, Inc. (a)	1,347	298,630
AppFolio, Inc. (a)	303	31,730
Appian Corp. Class A (a)(b)	619	25,274
Asana, Inc. (a)(b)	1,268	28,188
Aspen Technology, Inc. (a)	432	102,902
Autodesk, Inc. (a)	3,361	627,835
Avalara, Inc. (a)	1,356	124,481
Avaya Holdings Corp. (a)(b)	1,122	1,784
AvePoint, Inc. (a)(b)	1,377	5,522
Benefitfocus, Inc. (a)	427	2,711
Bentley Systems, Inc. Class B (b)	2,911	89,047
Bill.Com Holdings, Inc. (a)	1,435	189,951
Black Knight, Inc. (a)	2,406	155,740
Blackbaud, Inc. (a)	725	31,944
BlackLine, Inc. (a)	841	50,376
Box, Inc. Class A (a)	2,232	54,438
BTRS Holdings, Inc. (a)	1,222	11,316
C3.ai, Inc. (a)(b)	1,075	13,438
Cadence Design Systems, Inc. (a)	4,256	695,558
Cerence, Inc. (a)	571	8,993
Ceridian HCM Holding, Inc. (a)	2,132	119,136
ChannelAdvisor Corp. (a)	455	10,310
Cipher Mining, Inc. (a)(b)	576	726
Citrix Systems, Inc.	1,910	198,640
Cleanspark, Inc. (a)(b)	494	1,571
Clear Secure, Inc. (a)(b)	232	5,304
Clearwater Analytics Holdings, Inc. (b)	564	9,470
CommVault Systems, Inc. (a)	709	37,605
Confluent, Inc. (a)(b)	1,857	44,141
Consensus Cloud Solutions, Inc. (a)	267	12,629
CoreCard Corp. (a)	67	1,459
Couchbase, Inc. (a)	107	1,527
Coupa Software, Inc. (a)	1,165	68,502
Crowdstrike Holdings, Inc. (a)	3,295	543,049
CS Disco, Inc. (a)(b)	211	2,110
Datadog, Inc. Class A (a)	3,980	353,344
Digimarc Corp. (a)(b)	261	3,537
Digital Turbine, Inc. (a)	1,333	19,209
DocuSign, Inc. (a)	3,092	165,329
Dolby Laboratories, Inc. Class A	1,005	65,476
Domo, Inc. Class B (a)	443	7,970
Dropbox, Inc. Class A (a)	4,154	86,071
Duck Creek Technologies, Inc. (a)	1,097	12,999
Dynatrace, Inc. (a)	3,049	106,136
E2open Parent Holdings, Inc. (a)	2,662	16,158
Ebix, Inc. (b)	378	7,171
eGain Communications Corp. (a)	291	2,139
Elastic NV (a)	1,130	81,066
Embark Technology, Inc. (a)(b)	126	936
Enfusion, Inc. Class A (b)	326	4,023
Envestnet, Inc. (a)	862	38,273
Everbridge, Inc. (a)	599	18,497
Fair Isaac Corp. (a)	400	164,804
Five9, Inc. (a)	1,078	80,828
ForgeRock, Inc.	514	7,468
Fortinet, Inc. (a)	10,291	505,597
Freshworks, Inc. (b)	1,575	20,428
GitLab, Inc. (b)	583	29,861
Guidewire Software, Inc. (a)	1,300	80,054
HubSpot, Inc. (a)	702	189,624
Intapp, Inc. (a)	135	2,520
InterDigital, Inc.	471	19,038
Intuit, Inc.	4,368	1,691,814
IronNet, Inc. Class A (a)(b)	651	449
Jamf Holding Corp. (a)	888	19,678
KnowBe4, Inc. (a)	1,131	23,536
Latch, Inc. (a)(b)	1,114	1,062
Life360, Inc. unit (a)(d)	2,826	8,948
LivePerson, Inc. (a)	1,005	9,467
Liveramp Holdings, Inc. (a)	1,096	19,903
Manhattan Associates, Inc. (a)	977	129,970
Marathon Digital Holdings, Inc. (a)(b)	1,625	17,404
Matterport, Inc. (a)(b)	3,609	13,678
MeridianLink, Inc. (a)(b)	168	2,735
Microsoft Corp.	115,505	26,901,115
MicroStrategy, Inc. Class A (a)(b)	149	31,627
Mitek Systems, Inc. (a)	690	6,320
Model N, Inc. (a)	515	17,628
Momentive Global, Inc. (a)	1,895	11,010
N-able, Inc. (a)	960	8,861
nCino, Inc. (a)(b)	870	29,676
NCR Corp. (a)	2,149	40,852
New Relic, Inc. (a)	924	53,019
Nextnav, Inc. (a)	274	737
NortonLifeLock, Inc.	8,978	180,817
Nutanix, Inc. Class A (a)	3,414	71,114
Olo, Inc. (a)(b)	1,465	11,574
ON24, Inc. (a)	125	1,100
Onespan, Inc. (a)	549	4,727
Oracle Corp.	24,309	1,484,551
Pagerduty, Inc. (a)	1,182	27,269
Palantir Technologies, Inc. (a)(b)	25,279	205,518
Palo Alto Networks, Inc. (a)	4,562	747,210
Paycom Software, Inc. (a)	746	246,173
Paycor HCM, Inc. (a)(b)	486	14,366
Paylocity Holding Corp. (a)	615	148,572
Pegasystems, Inc.	627	20,152
Ping Identity Holding Corp. (a)	939	26,358
Progress Software Corp.	660	28,083
PROS Holdings, Inc. (a)	592	14,622
PTC, Inc. (a)	1,626	170,080
Q2 Holdings, Inc. (a)	856	27,563
Qualtrics International, Inc. (a)	1,699	17,296
Qualys, Inc. (a)	516	71,925
Rapid7, Inc. (a)	907	38,910
Rekor Systems, Inc. (a)(b)	514	514
Rimini Street, Inc. (a)	377	1,757
RingCentral, Inc. (a)	1,322	52,827
Riot Blockchain, Inc. (a)(b)	1,569	10,999
Roper Technologies, Inc.	1,634	587,652
Salesforce.com, Inc. (a)	15,346	2,207,369
SecureWorks Corp. (a)	143	1,151
Semrush Holdings, Inc. (a)(b)	435	4,876
SentinelOne, Inc. (a)(b)	2,878	73,562
ServiceNow, Inc. (a)	3,097	1,169,458
ShotSpotter, Inc. (a)	145	4,170
Smartsheet, Inc. (a)	2,000	68,720
Smith Micro Software, Inc. (a)(b)	683	1,544
Splunk, Inc. (a)	2,488	187,098
Sprinklr, Inc. (a)	809	7,459
Sprout Social, Inc. (a)	728	44,175
SPS Commerce, Inc. (a)	561	69,693
Sumo Logic, Inc. (a)	1,366	10,245
Synopsys, Inc. (a)	2,363	721,920
Telos Corp. (a)	854	7,592
Tenable Holdings, Inc. (a)	1,459	50,773
Teradata Corp. (a)	1,632	50,690
The Trade Desk, Inc. (a)	6,831	408,152
Tyler Technologies, Inc. (a)	642	223,095
UiPath, Inc. Class A (a)	4,309	54,336
Unity Software, Inc. (a)(b)	2,566	81,753
Upland Software, Inc. (a)	375	3,049
Varonis Systems, Inc. (a)	1,715	45,482
Verint Systems, Inc. (a)	1,013	34,017
Veritone, Inc. (a)(b)	400	2,252
Vertex, Inc. Class A (a)(b)	459	6,275
Viant Technology, Inc. (a)	156	657
VMware, Inc. Class A	3,120	332,155
Vobile Group Ltd. (a)(c)	16,000	4,444
Workday, Inc. Class A (a)	3,069	467,163
Workiva, Inc. (a)	753	58,583
Yext, Inc. (a)	1,695	7,560
Zendesk, Inc. (a)	1,888	143,677
Zoom Video Communications, Inc. Class A (a)	3,513	258,522
Zscaler, Inc. (a)	1,243	204,312
Zuora, Inc. (a)	1,775	13,100
		48,225,839
Technology Hardware, Storage & Peripherals - 6.1%
3D Systems Corp. (a)(b)	1,897	15,138
Apple, Inc.	237,464	32,817,464
Avid Technology, Inc. (a)	512	11,909
Corsair Gaming, Inc. (a)(b)	513	5,823
Dell Technologies, Inc.	4,239	144,847
Diebold Nixdorf, Inc. (a)(b)	1,198	2,923
Eastman Kodak Co. (a)(b)	1,005	4,613
Hewlett Packard Enterprise Co.	20,073	240,475
HP, Inc.	16,265	405,324
Immersion Corp. (a)	547	3,003
IonQ, Inc. (a)(b)	1,764	8,943
NetApp, Inc.	3,444	213,011
Pure Storage, Inc. Class A (a)	4,328	118,457
Quantum Corp. (a)	905	977
Seagate Technology Holdings PLC	3,059	162,831
Super Micro Computer, Inc. (a)	703	38,714
Turtle Beach Corp. (a)(b)	218	1,487
Western Digital Corp. (a)	4,843	157,640
Xerox Holdings Corp. (b)	1,879	24,577
		34,378,156
TOTAL INFORMATION TECHNOLOGY		140,094,724
MATERIALS - 2.7%
Chemicals - 1.8%
AdvanSix, Inc.	408	13,097
Air Products & Chemicals, Inc.	3,424	796,868
Albemarle Corp.	1,808	478,108
American Vanguard Corp.	387	7,237
Amyris, Inc. (a)(b)	3,277	9,569
Ashland, Inc.	782	74,267
Aspen Aerogels, Inc. (a)(b)	459	4,232
Avient Corp.	1,426	43,208
Axalta Coating Systems Ltd. (a)	3,225	67,919
Balchem Corp.	501	60,912
Cabot Corp.	874	55,840
Celanese Corp. Class A	1,677	151,500
CF Industries Holdings, Inc.	3,220	309,925
Chase Corp.	127	10,613
Corteva, Inc.	11,167	638,194
Danimer Scientific, Inc. (a)(b)	1,387	4,092
Dow, Inc.	11,244	493,949
DuPont de Nemours, Inc.	7,865	396,396
Eastman Chemical Co.	1,992	141,532
Ecolab, Inc.	3,840	554,573
Ecovyst, Inc. (a)	784	6,617
Element Solutions, Inc.	3,406	55,416
Flotek Industries, Inc. (a)	1,282	1,282
FMC Corp.	1,943	205,375
FutureFuel Corp.	353	2,132
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	15,202	47,430
H.B. Fuller Co. (b)	826	49,643
Hawkins, Inc.	291	11,346
Huntsman Corp.	3,080	75,583
Ingevity Corp. (a)	612	37,106
Innospec, Inc.	395	33,840
International Flavors & Fragrances, Inc.	3,937	357,598
Intrepid Potash, Inc. (a)	128	5,065
Koppers Holdings, Inc.	334	6,941
Kronos Worldwide, Inc.	304	2,839
Linde PLC	7,769	2,094,445
Livent Corp. (a)(b)	2,498	76,564
Loop Industries, Inc. (a)(b)	297	1,286
LSB Industries, Inc. (a)	490	6,983
LyondellBasell Industries NV Class A	3,998	300,969
Mativ, Inc.	470	10,378
Minerals Technologies, Inc.	497	24,557
NewMarket Corp.	103	30,985
Olin Corp.	2,144	91,935
Origin Materials, Inc. Class A (a)(b)	1,743	8,994
Orion Engineered Carbons SA	996	13,297
Perimeter Solutions SA (a)	2,477	19,841
PPG Industries, Inc.	3,649	403,908
PureCycle Technologies, Inc. (a)(b)	1,574	12,702
Quaker Houghton (b)	202	29,165
Rayonier Advanced Materials, Inc. (a)	864	2,722
RPM International, Inc.	1,999	166,537
Sensient Technologies Corp.	659	45,695
Sherwin-Williams Co.	3,697	756,961
Stepan Co.	319	29,881
The Chemours Co. LLC	2,407	59,333
The Mosaic Co.	5,589	270,116
The Scotts Miracle-Gro Co. Class A (b)	646	27,617
Tredegar Corp.	319	3,011
Trinseo PLC	546	10,003
Tronox Holdings PLC	1,844	22,589
Valvoline, Inc.	2,762	69,989
Westlake Corp.	521	45,264
		9,845,971
Construction Materials - 0.1%
Eagle Materials, Inc.	611	65,487
Martin Marietta Materials, Inc.	962	309,851
Summit Materials, Inc. (a)	1,841	44,110
Vulcan Materials Co.	2,051	323,463
		742,911
Containers & Packaging - 0.3%
Amcor PLC	23,162	248,528
Aptargroup, Inc.	1,017	96,646
Ardagh Metal Packaging SA (b)	2,186	10,580
Avery Dennison Corp.	1,264	205,653
Ball Corp.	4,943	238,846
Berry Global Group, Inc. (a)	2,020	93,991
Crown Holdings, Inc.	1,900	153,957
Graphic Packaging Holding Co.	4,369	86,244
Greif, Inc. Class A	404	24,066
International Paper Co.	5,737	181,863
Myers Industries, Inc.	509	8,383
O-I Glass, Inc. (a)	2,363	30,601
Packaging Corp. of America	1,449	162,708
Pactiv Evergreen, Inc.	605	5,282
Ranpak Holdings Corp. (A Shares) (a)	494	1,689
Sealed Air Corp.	2,263	100,726
Silgan Holdings, Inc.	1,307	54,946
Sonoco Products Co.	1,506	85,435
TriMas Corp.	643	16,120
WestRock Co.	3,952	122,077
		1,928,341
Metals & Mining - 0.5%
5E Advanced Materials, Inc. unit (a)	4,344	5,641
Alcoa Corp.	2,852	95,998
Alpha Metallurgical Resources	280	38,315
Arconic Corp. (a)	1,689	28,781
ATI, Inc. (a)	1,918	51,038
Carpenter Technology Corp.	756	23,542
Century Aluminum Co. (a)	828	4,372
Cleveland-Cliffs, Inc. (a)	7,395	99,611
Coeur d'Alene Mines Corp. (a)	4,085	13,971
Commercial Metals Co.	1,881	66,738
Compass Minerals International, Inc.	547	21,076
Comstock Mining, Inc. (a)(b)	1,399	588
Coronado Global Resources, Inc. unit (d)	11,688	13,046
Freeport-McMoRan, Inc.	22,390	611,919
Gatos Silver, Inc. (a)	550	1,474
Gold Resource Corp.	1,744	2,878
Haynes International, Inc.	197	6,919
Hecla Mining Co.	8,111	31,957
Kaiser Aluminum Corp.	234	14,356
Materion Corp.	309	24,720
McEwen Mining, Inc. (a)(b)	494	1,610
MP Materials Corp. (a)(b)	1,116	30,467
Newmont Corp.	12,253	514,994
Nucor Corp.	4,110	439,729
Olympic Steel, Inc.	117	2,669
Piedmont Lithium, Inc. (a)(b)	297	15,887
Reliance Steel & Aluminum Co.	957	166,910
Royal Gold, Inc.	1,013	95,040
Ryerson Holding Corp.	222	5,714
Schnitzer Steel Industries, Inc. Class A	399	11,356
Steel Dynamics, Inc.	2,770	196,532
SunCoke Energy, Inc.	1,215	7,059
TimkenSteel Corp. (a)	599	8,979
United States Steel Corp. (b)	4,036	73,132
Warrior Metropolitan Coal, Inc.	785	22,325
Worthington Industries, Inc.	511	19,490
		2,768,833
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	250	9,400
Glatfelter Corp.	768	2,388
Louisiana-Pacific Corp.	1,269	64,960
Mercer International, Inc. (SBI)	571	7,023
Resolute Forest Products, Inc. (a)	722	14,440
Sylvamo Corp.	531	18,001
		116,212
TOTAL MATERIALS		15,402,268
REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 3.1%
Acadia Realty Trust (SBI)	1,541	19,447
Agree Realty Corp.	1,157	78,190
Alexander & Baldwin, Inc.	1,228	20,360
Alexanders, Inc.	34	7,105
Alexandria Real Estate Equities, Inc.	2,298	322,157
American Assets Trust, Inc.	876	22,531
American Homes 4 Rent Class A	4,563	149,712
American Tower Corp.	7,177	1,540,902
Americold Realty Trust	4,170	102,582
Apartment Income (REIT) Corp.	2,438	94,156
Apartment Investment & Management Co. Class A (a)	2,225	16,243
Apple Hospitality (REIT), Inc.	3,326	46,764
Armada Hoffler Properties, Inc.	986	10,235
Ashford Hospitality Trust, Inc. (a)	553	3,766
AvalonBay Communities, Inc.	2,161	398,035
Bluerock Residential Growth (REIT), Inc.	453	12,118
Boston Properties, Inc.	2,209	165,609
Braemar Hotels & Resorts, Inc.	952	4,094
Brandywine Realty Trust (SBI)	2,816	19,008
Brixmor Property Group, Inc.	4,675	86,347
Broadstone Net Lease, Inc. (b)	2,733	42,443
Camden Property Trust (SBI)	1,645	196,495
CareTrust (REIT), Inc.	1,482	26,839
CBL & Associates Properties, Inc. (b)	376	9,629
Centerspace	256	17,234
Chatham Lodging Trust (a)	765	7,551
City Office REIT, Inc.	645	6,431
Community Healthcare Trust, Inc.	405	13,264
Corporate Office Properties Trust (SBI)	1,769	41,094
Cousins Properties, Inc.	2,355	54,989
Crown Castle International Corp.	6,687	966,606
CTO Realty Growth, Inc.	255	4,779
CubeSmart	3,479	139,369
DiamondRock Hospitality Co. (a)	3,186	23,927
Digital Realty Trust, Inc.	4,400	436,392
Diversified Healthcare Trust (SBI)	3,108	3,077
Douglas Emmett, Inc.	2,754	49,379
Easterly Government Properties, Inc.	1,390	21,920
EastGroup Properties, Inc.	646	93,244
Empire State Realty Trust, Inc.	2,257	14,806
EPR Properties	1,186	42,530
Equinix, Inc.	1,406	799,789
Equity Commonwealth (a)	1,757	42,801
Equity Lifestyle Properties, Inc.	2,675	168,097
Equity Residential (SBI)	5,290	355,594
Essential Properties Realty Trust, Inc.	2,110	41,040
Essex Property Trust, Inc.	1,011	244,895
Extra Space Storage, Inc.	2,074	358,201
Farmland Partners, Inc.	431	5,461
Federal Realty Investment Trust (SBI)	1,109	99,943
First Industrial Realty Trust, Inc.	2,040	91,412
Four Corners Property Trust, Inc.	1,284	31,060
Franklin Street Properties Corp.	1,230	3,235
Gaming & Leisure Properties	3,620	160,149
Getty Realty Corp.	666	17,909
Gladstone Commercial Corp.	570	8,835
Gladstone Land Corp.	444	8,036
Global Medical REIT, Inc.	926	7,890
Global Net Lease, Inc.	1,603	17,072
Healthcare Trust of America, Inc.	3,547	73,955
Healthpeak Properties, Inc.	8,344	191,244
Hersha Hospitality Trust (a)	494	3,942
Highwoods Properties, Inc. (SBI)	1,668	44,969
Host Hotels & Resorts, Inc.	11,048	175,442
Hudson Pacific Properties, Inc.	2,189	23,970
Independence Realty Trust, Inc.	3,438	57,518
Indus Realty Trust, Inc.	108	5,656
Industrial Logistics Properties Trust	987	5,429
InvenTrust Properties Corp.	1,072	22,866
Invitation Homes, Inc.	9,400	317,438
Iron Mountain, Inc.	4,489	197,381
iStar Financial, Inc.	1,190	11,019
JBG SMITH Properties	1,661	30,861
Kilroy Realty Corp.	1,638	68,976
Kimco Realty Corp.	9,583	176,423
Kite Realty Group Trust	3,450	59,409
Lamar Advertising Co. Class A	1,355	111,774
Life Storage, Inc.	1,305	144,542
LTC Properties, Inc.	600	22,470
LXP Industrial Trust (REIT)	4,491	41,138
Medical Properties Trust, Inc.	9,266	109,895
Mid-America Apartment Communities, Inc.	1,784	276,645
National Health Investors, Inc.	718	40,589
National Retail Properties, Inc.	2,723	108,539
National Storage Affiliates Trust	1,313	54,595
Necessity Retail (REIT), Inc./The	1,917	11,272
NETSTREIT Corp.	916	16,314
NexPoint Residential Trust, Inc.	380	17,560
Office Properties Income Trust	771	10,833
Omega Healthcare Investors, Inc.	3,633	107,137
One Liberty Properties, Inc.	284	5,970
Orion Office (REIT), Inc.	1,047	9,161
Outfront Media, Inc.	2,325	35,317
Paramount Group, Inc.	2,470	15,388
Park Hotels & Resorts, Inc.	3,642	41,009
Pebblebrook Hotel Trust	1,976	28,672
Phillips Edison & Co., Inc.	1,768	49,592
Physicians Realty Trust	3,498	52,610
Piedmont Office Realty Trust, Inc. Class A	2,058	21,732
Plymouth Industrial REIT, Inc.	591	9,935
Postal Realty Trust, Inc.	307	4,504
Potlatch Corp.	1,082	44,405
Prologis (REIT), Inc.	11,435	1,161,796
Public Storage	2,358	690,446
Rayonier, Inc.	2,279	68,302
Realty Income Corp.	9,282	540,212
Regency Centers Corp.	2,407	129,617
Retail Opportunity Investments Corp.	1,992	27,410
Rexford Industrial Realty, Inc.	2,553	132,756
RLJ Lodging Trust	2,513	25,432
RPT Realty	1,469	11,106
Ryman Hospitality Properties, Inc.	858	63,140
Sabra Health Care REIT, Inc.	3,580	46,970
Safehold, Inc. (b)	226	5,980
Saul Centers, Inc.	189	7,088
SBA Communications Corp. Class A	1,666	474,227
Service Properties Trust	2,751	14,278
Simon Property Group, Inc.	5,078	455,751
SITE Centers Corp.	2,737	29,313
SL Green Realty Corp. (b)	1,019	40,923
Spirit Realty Capital, Inc.	2,109	76,261
Stag Industrial, Inc.	2,787	79,234
Store Capital Corp.	3,892	121,936
Summit Hotel Properties, Inc.	1,554	10,443
Sun Communities, Inc.	1,880	254,420
Sunstone Hotel Investors, Inc. (a)	3,425	32,264
Tanger Factory Outlet Centers, Inc.	1,588	21,724
Terreno Realty Corp.	1,175	62,263
The Macerich Co.	3,225	25,607
UDR, Inc.	4,627	192,992
UMH Properties, Inc.	794	12,823
Uniti Group, Inc.	3,562	24,756
Universal Health Realty Income Trust (SBI)	205	8,858
Urban Edge Properties	1,772	23,638
Urstadt Biddle Properties, Inc. Class A	458	7,104
Ventas, Inc.	6,186	248,492
Veris Residential, Inc. (a)	1,172	13,326
VICI Properties, Inc.	14,853	443,362
Vornado Realty Trust	2,496	57,807
Washington REIT (SBI)	1,398	24,549
Welltower Op	7,014	451,140
Weyerhaeuser Co.	11,515	328,868
Whitestone REIT Class B	722	6,108
WP Carey, Inc.	2,979	207,934
Xenia Hotels & Resorts, Inc. (a)	1,727	23,815
		17,335,345
Real Estate Management & Development - 0.1%
Anywhere Real Estate, Inc. (a)	1,710	13,868
CBRE Group, Inc. (a)	5,056	341,331
Cushman & Wakefield PLC (a)	2,261	25,888
Digitalbridge Group, Inc. (a)	2,366	29,599
Doma Holdings, Inc. Class A (a)	2,176	956
Douglas Elliman, Inc.	1,055	4,326
eXp World Holdings, Inc. (b)	974	10,919
Forestar Group, Inc. (a)	325	3,637
Howard Hughes Corp. (a)	613	33,954
Jones Lang LaSalle, Inc. (a)	758	114,511
Kennedy-Wilson Holdings, Inc.	1,808	27,952
Marcus & Millichap, Inc.	370	12,129
Newmark Group, Inc.	2,276	18,345
Offerpad Solutions, Inc. (a)(b)	895	1,083
Opendoor Technologies, Inc. (a)(b)	5,969	18,564
RE/MAX Holdings, Inc.	295	5,578
Redfin Corp. (a)(b)	1,579	9,221
Seritage Growth Properties (a)(b)	575	5,187
The RMR Group, Inc.	208	4,928
The St. Joe Co.	538	17,232
WeWork, Inc. (a)(b)	3,226	8,549
Zillow Group, Inc.:
Class A (a)	398	11,395
Class C (a)(b)	2,702	77,304
		796,456
TOTAL REAL ESTATE		18,131,801
UTILITIES - 2.9%
Electric Utilities - 1.8%
Allete, Inc.	867	43,393
Alliant Energy Corp.	3,873	205,230
American Electric Power Co., Inc.	7,924	685,030
Avangrid, Inc. (b)	1,086	45,286
Constellation Energy Corp.	5,044	419,610
Duke Energy Corp.	11,888	1,105,822
Edison International	5,888	333,143
Entergy Corp.	3,139	315,878
Evergy, Inc.	3,547	210,692
Eversource Energy	5,323	414,981
Exelon Corp.	15,122	566,470
FirstEnergy Corp.	8,805	325,785
Hawaiian Electric Industries, Inc.	1,715	59,442
IDACORP, Inc.	786	77,822
MGE Energy, Inc.	571	37,475
NextEra Energy, Inc.	30,337	2,378,724
NRG Energy, Inc.	3,666	140,298
OGE Energy Corp.	3,090	112,661
Otter Tail Corp.	650	39,988
PG&E Corp. (a)	23,314	291,425
Pinnacle West Capital Corp.	1,746	112,634
PNM Resources, Inc.	1,336	61,095
Portland General Electric Co.	1,380	59,975
PPL Corp.	11,358	287,925
Southern Co.	16,399	1,115,132
Xcel Energy, Inc.	8,404	537,856
		9,983,772
Gas Utilities - 0.1%
Atmos Energy Corp.	2,138	217,755
Chesapeake Utilities Corp.	280	32,309
National Fuel Gas Co.	1,414	87,032
New Jersey Resources Corp.	1,488	57,586
Northwest Natural Holding Co.	540	23,425
ONE Gas, Inc.	838	58,987
South Jersey Industries, Inc.	1,903	63,598
Southwest Gas Corp.	1,032	71,982
Spire, Inc. (b)	809	50,425
UGI Corp.	3,260	105,396
		768,495
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc.:
Class A	525	15,278
Class C	1,280	40,768
Ormat Technologies, Inc. (b)	692	59,650
Sunnova Energy International, Inc. (a)(b)	1,433	31,641
The AES Corp.	10,321	233,255
Vistra Corp.	6,664	139,944
		520,536
Multi-Utilities - 0.8%
Ameren Corp.	3,984	320,911
Avista Corp.	1,135	42,052
Black Hills Corp.	1,010	68,407
CenterPoint Energy, Inc.	9,689	273,036
CMS Energy Corp.	4,476	260,682
Consolidated Edison, Inc.	5,464	468,593
Dominion Energy, Inc.	12,522	865,395
DTE Energy Co.	2,985	343,424
NiSource, Inc.	6,257	157,614
NorthWestern Energy Corp. (b)	852	41,987
Public Service Enterprise Group, Inc.	7,712	433,646
Sempra Energy	4,851	727,359
Unitil Corp.	243	11,287
WEC Energy Group, Inc.	4,868	435,345
		4,449,738
Water Utilities - 0.1%
American States Water Co.	577	44,977
American Water Works Co., Inc.	2,812	366,010
California Water Service Group (b)	841	44,312
Essential Utilities, Inc.	3,564	147,478
Middlesex Water Co.	268	20,690
SJW Group	421	24,250
York Water Co.	205	7,878
		655,595
TOTAL UTILITIES		16,378,136
TOTAL COMMON STOCKS (Cost $561,609,265)		549,938,852

U.S. Treasury Obligations - 0.1%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (f) (Cost $597,632)	600,000	593,499

Money Market Funds - 3.3%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (g)	9,883,098	9,885,074
Fidelity Securities Lending Cash Central Fund 3.10% (g)(h)	8,516,810	8,517,662
TOTAL MONEY MARKET FUNDS (Cost $18,402,736)		18,402,736

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $580,609,633)	568,935,087
NET OTHER ASSETS (LIABILITIES) - (1.3)% (i)	(7,565,913)
NET ASSETS - 100.0%	561,369,174

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	13	Dec 2022	1,085,370	(9,557)	(9,557)
CME E-mini S&P 500 Index Contracts (United States)	53	Dec 2022	9,543,975	(225,034)	(225,034)
CME E-mini S&P MidCap 400 Index Contracts (United States)	3	Dec 2022	662,460	(7,429)	(7,429)

TOTAL FUTURES CONTRACTS					(242,020)
The notional amount of futures purchased as a percentage of Net Assets is 2.0%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $74,270 or 0.0% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $593,499.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
(i)	Includes $7,094 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	12,759,607	172,156,198	175,030,731	112,053	-	-	9,885,074	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	4,675,743	28,251,260	24,409,341	59,816	-	-	8,517,662	0.0%
Total	17,435,350	200,407,458	199,440,072	171,869	-	-	18,402,736

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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